As filed with the Securities and Exchange Commission on April 30, 2002

                                                      Registration No. 033-79906
                                                      Registration No. 811-08550


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
 -------------------------------------------------------------------------------

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                         Pre-Effective Amendment No. [ ]
                      Post-Effective Amendment No. 12 [ X ]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 13 [ X ]

                        (Check appropriate box or boxes)
 -------------------------------------------------------------------------------

           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
                           (Exact Name of Registrant)

                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                                  400 Broadway
                             Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (513) 629-1800
 -------------------------------------------------------------------------------
                                                               Copy to:
DONALD J. WUEBBLING, ESQ.                               ELISABETH A. DAHL, ESQ.
400 Broadway                                            Mail Station 32
Cincinnati, Ohio 45202                                  400 Broadway
(Name and Address of Agent for Service)                 Cincinnati, OH  45202


Approximate Date of Proposed Public Offering: Continuous Offering
   It is proposed that this filing will become effective (check appropriate box)
         ___ immediately upon filing pursuant to paragraph (b) of Rule 485
         XX  on May 1, 2002 pursuant to paragraph (b) of Rule 485
         ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ___ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Touchstone Advisor Variable Annuity Contracts

           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
                  TOUCHSTONE ADVISOR VARIABLE ANNUITY CONTRACT
                  CROSS-REFERENCE SHEET REQUIRED BY RULE 495(A)


FORM N-4 PART A ITEM NO.                          HEADING IN PROSPECTUS

1.       Cover Page                               Cover Page

2.       Definitions                              Glossary

3.       Synopsis

         (a)         Fee and Expense Tables       Fee and Expense Tables
         (b)         Synopsis                     Summary

4.       Condensed Financial Information
         (a)         Accumulation Unit Values     Accumulation Unit Values, Supplement A
         (b)         Performance Information      Performance Information
         (c)         Financial Statements         Financial Statements

5.       General Description of Registrant, Depositor and
         Portfolio Companies
         (a)         Depositor                    WSLAC and Separate Account 2
         (b)         Registrant                   WSLAC and Separate Account 2
         (c)         Portfolio Company            Information about the Investment Options
         (d)         Prospectus                   Information about the Investment Options
         (e)         Voting                       Voting Rights
         (f)         Administrator                Not Applicable

6.       Deductions and Expenses
         (a)         Deductions                   Charges
         (b)         Sales load                   Not Applicable
         (c)         Special purchase plans       Purchasing Your Contract
         (d)         Commissions                  Underwriter
         (e)         Portfolio company expenses   Information about the Investment Options
         (f)         Registrant's expenses        Charges

7.       General Description of Variable Annuity Contracts
         (a)         Rights                       Other Information about Your Contract

                     1






FORM N-4 PART A ITEM NO.                            HEADING IN PROSPECTUS

         (b)      Allocations, transfers
                  and exchanges                     Purchasing Your Contract, Transferring Your Money
         (c)      Changes in contracts or
                  Operations                        Information about the Investment Options
         (d)      Contract owner inquiries          Summary

8.       Annuity Period
         (a)      Level of benefits                 Annuity Income Payment Options
         (b)      Annuity commencement date         Annuity Income Payment Options
         (c)      Annuity payments                  Annuity Income Payment Options
         (d)      Assumed investment return         Not applicable
         (e)      Minimums                          Annuity Income Payment Options
         (f)      Rights to change options or
                  transfer contract value           Annuity Income Payment Options

9.       Death Benefit
         (a)      Death benefit calculation         Death Benefit
         (b)      Forms of benefits                 Death Benefit

10.      Purchases and Contract Value
         (a)      Procedures for purchases          Purchasing Your Contract
         (b)      Accumulation unit values          Accumulation Unit Values, Supplement A
         (c)      Calculation of accumulation
                  unit values                       Valuation of Your Investments
         (d)      Principal underwriter             Underwriter

11.      Redemptions

         (a)      Redemption procedures             Accessing Your Money, Annuity Income Payments Options
         (b)      Texas Optional Retirement
                  Program                           Supplement C
         (c)      Delay                             Accessing Your Money, Other Information about Your
                                                    Contract
         (d)      Lapse                             Other Information about Your Contract
         (e)      Revocation rights                 Purchasing Your Contract

12.      Taxes
         (a)      Tax consequences                  Federal Income Tax Information, Supplement B,
                                                    Supplement C
         (b)      Qualified plans                   Federal Income Tax Information, Supplement B,
                                                    Supplement C
         (c)      Impact of taxes                   Federal Income Tax Information, Supplement B,
                                                    Supplement C

13.      Legal Proceedings                          Not Applicable

14.      Table of Contents for Statement
         of Additional Information                  Table of Contents of Statement of Additional Information
                  2





FORM N-4 PART B ITEM NO.                           HEADING IN SAI OR PROSPECTUS



15.      Cover Page                                Cover Page (SAI)

16.      Table of Contents                         Table of Contents (SAI)

17.      General Information and History
         (a)         Name change                   Not Applicable
         (b)         Attribution of assets         Not Applicable
         (c)         Control of depositor          WSLAC and Separate Account 1 (Prospectus)

18.      Services
         (a)         Fees, expenses and costs      Not Applicable
         (b)         Management-related services   Not Applicable
         (c)         Custodian and independent

                     public accountant             Independent Auditors (SAI)
         (d)         Other custodianship           Not Applicable
         (e)         Affiliated service agents     Not Applicable
         (f)         Depositor as principal

                     Underwriter                   Not Applicable
19.      Purchase of Securities Being Offered
         (a)         Manner of offering            Distribution of the Contracts (SAI),
                                                   Underwriter (Prospectus)
         (b)         Sales Load                    Not Applicable

20.      Underwriters                              Distribution of the Contracts (SAI),
                                                   Underwriter (Prospectus)

21.      Calculation of Performance Data           Sub-Account Performance (SAI)

22.      Annuity                                   Fixed Annuity Income Payments (SAI)
         Payments

23.      Financial Statements
         (a)         Registrant                    Financial Statements (SAI)
         (b)         Depositor                     Financial Statements (SAI)


PART C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Post-Effective Amendment to the Registration Statement.

TOUCHSTONE ADVISOR VARIABLE ANNUITY


                                                                      PROSPECTUS
                                                                     May 1, 2002


Western-Southern Life Assurance Company
Separate Account 2

This Prospectus describes the Touchstone Advisor Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Touchstone Advisor Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

You can purchase a Contract for $5,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

You tell us how to invest your payments. Your investment options include 21 Sub-Accounts. Each Sub-Account invests in an underlying Fund with the same investment objective. The Funds include:


o AIM V.I. Growth-Series 1                      o Touchstone Small Cap Value
o AIM V.I. Government Securities-Series 1       o Touchstone Growth/Value
o Alger American Small Capitalization-Class O   o Touchstone Large Cap Growth
o Alger American Growth-Class O                 o Touchstone Enhanced 30
o MFS VIT Emerging Growth - Initial Class       o Touchstone Value Plus
o MFS VIT Investors Trust - Initial Class       o Touchstone Growth & Income
o PIMCO VIT Long-Term U.S.                      o Touchstone Balanced
     Government-Administrative Class            o Touchstone High Yield
o Scudder VIT Equity 500 Index-Class A          o Touchstone Bond
o Touchstone International Equity               o Touchstone Standby Income
o Touchstone Emerging Growth                    o Touchstone Money Market


Each Sub-Account invests in a separately managed Fund.


The Statement of Additional Information dated May 1, 2002 contains more information about the Contract, WSLAC and its Separate Account 2. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 50 of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).


The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 2, and other information about Separate Account 2. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-6009. You can also call the SEC at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Contracts are not deposits or obligations of any bank. No bank has guaranteed or endorsed the Contracts. The Contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

Investments in variable annuities involve investment risk, including possible loss of principal and earnings.

You should rely only on the information contained in the Contract, the Touchstone Advisor Variable Annuity Prospectus, the Statement of Additional Information or our approved sales literature. The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

  TABLE OF CONTENTS

TABLE OF CONTENTS

                                                                      PAGE


Cover Page                                                              1
Table Of Contents                                                       3
Glossary                                                                4
Fee And Expense Tables                                                  5
Summary                                                                 8
Purchasing Your Contract                                               11
Transferring Your Money                                                13
Accessing Your Money                                                   15
Charges                                                                17
Information About The Investment Options                               19
Valuation Of Your Investments                                          22
Performance Information                                                23
Annuity Income Payment Options                                         24
Death Benefit                                                          27
WSLAC And Separate Account 2                                           28
Underwriter                                                            29
Voting Rights                                                          30
Other Information About Your Contract                                  31
Federal Income Tax Information                                         33
Supplement A:  Accumulation Unit Values                                39
Supplement B:  Section 401 Plans and Section 403(b) Plans              42
Supplement C:  State of  Texas Optional Retirement Program             47
Table Of Contents For Statement Of Additional Information              50





                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  GLOSSARY

GLOSSARY

 ACCUMULATION UNIT
--------------------------------------------------------------------------------
  A unit of measure used to calculate a Contract owner's share of a Sub-Account.


 ACCUMULATION UNIT VALUE
--------------------------------------------------------------------------------
  The dollar value of an Accumulation Unit in a Sub-Account.


 ANNUITANT
--------------------------------------------------------------------------------
  The person whose life is used to determine the amount of any annuity income payments and the length of time for which the payments are made.


 CODE
--------------------------------------------------------------------------------
  The Internal Revenue Code of 1986, as amended.


 CONTRACT
--------------------------------------------------------------------------------
  The Touchstone Advisor Variable Annuity Contract, including the application and any amendments, riders or endorsements.


 CONTRACT DATE
--------------------------------------------------------------------------------
  The effective date of a Contract. The Contract Date is shown on page 3 of your Contract.


 CONTRACT VALUE
--------------------------------------------------------------------------------
  The total value of your Contract at any time before or on the Income Date. This represents the sum of the value of your investments in the Sub-Accounts.


 CONTRACT YEAR
--------------------------------------------------------------------------------
  A year that starts on your Contract Date or the anniversary of your Contract Date.


 FUND
--------------------------------------------------------------------------------
  Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.


 INCOME DATE
--------------------------------------------------------------------------------
  The date on which annuity payments are scheduled to begin.


 SUB-ACCOUNT
--------------------------------------------------------------------------------
  Each Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.


 SURRENDER VALUE
--------------------------------------------------------------------------------
  The Contract Value minus any contract maintenance charge.


 WSLAC, WE, OUR AND US
--------------------------------------------------------------------------------
  Western-Southern Life Assurance Company.


 YOU AND YOUR
--------------------------------------------------------------------------------
  The owner of the Contract.




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  FEE AND EXPENSE TABLES

FEE AND EXPENSE TABLES

These tables describe the fees and expenses that you may pay directly or indirectly if you purchase a Contract. More complete information about these fees and expenses is located in the discussion about charges on pages 17 and 18.

Contract Owner Transaction Expenses

MAXIMUM Contingent Deferred Sales Charge (Surrender Charge)               None

(as a percentage of amount surrendered or withdrawn)


Annual Contract Maintenance Charge1                                     $35.00




===============================================================
                                               Sub-Account
                                             Annual Expenses
                                           (as a percentage of
                                         average account value)
===============================================================

  Mortality and Expense Risk Charges             0.70%
---------------------------------------------------------------
      Contract Administration Charge             0.10%
---------------------------------------------------------------
                               Total             0.80%
---------------------------------------------------------------


================================================================================
                                                 Fund Expenses
                                  (as a percentage of average daily net assets
                                        and after expense reimbursement)2

                                  Advisor Fee    Other Expenses   Total Expenses
================================================================================


                AIM V.I. Growth      0.62%            0.26%            0.88%
--------------------------------------------------------------------------------
 AIM V.I. Government Securities      0.50%            0.58%            1.08%
--------------------------------------------------------------------------------
                Alger American
           Small Capitalization      0.85%            0.07%            0.92%
--------------------------------------------------------------------------------
          Alger American Growth      0.75%            0.06%            0.81%
--------------------------------------------------------------------------------
        MFS VIT Emerging Growth      0.75%            0.12%            0.87%
--------------------------------------------------------------------------------
        MFS VIT Investors Trust      0.75%            0.15%            0.90%
--------------------------------------------------------------------------------
           PIMCO VIT Long-Term
               U.S. Government3      0.25%            0.40%            0.65%
--------------------------------------------------------------------------------
  Scudder VIT Equity 500 Index4      0.20%            0.10%            0.30%
--------------------------------------------------------------------------------
Touchstone International Equity      0.95%            0.30%            1.25%
--------------------------------------------------------------------------------
     Touchstone Emerging Growth      0.80%            0.35%            1.15%
--------------------------------------------------------------------------------
     Touchstone Small Cap Value      0.80%            0.20%            1.00%
--------------------------------------------------------------------------------
        Touchstone Growth/Value      1.00%            0.10%            1.10%
--------------------------------------------------------------------------------
   Touchstone Large Cap Growth5      0.75%            0.20%            0.95%
--------------------------------------------------------------------------------
         Touchstone Enhanced 30      0.65%            0.10%            0.75%
--------------------------------------------------------------------------------
          Touchstone Value Plus      0.75%            0.40%            1.15%
--------------------------------------------------------------------------------
     Touchstone Growth & Income      0.80%            0.05%            0.85%
--------------------------------------------------------------------------------
            Touchstone Balanced      0.80%            0.10%            0.90%
--------------------------------------------------------------------------------
          Touchstone High Yield      0.60%            0.20%            0.80%
--------------------------------------------------------------------------------
                Touchstone Bond      0.55%            0.20%            0.75%
--------------------------------------------------------------------------------
      Touchstone Standby Income      0.25%            0.25%            0.50%
--------------------------------------------------------------------------------
        Touchstone Money Market      0.50%            0.10%            0.60%
--------------------------------------------------------------------------------

1 In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.

2 Expenses shown are for the 12-month period ended December 31, 2001. Since the Touchstone Growth/Value, Large Cap Growth and Money Market Funds commenced operations in 2001, expenses for these Funds in this table and the following table are annualized.

3 Formerly called "PIMCO Long-Term Government Bond".

4 Formerly called "Deutsche VIT Equity 500 Index".

5 Formerly called "Touchstone Equity".


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  FEE AND EXPENSE TABLES

The "Total Expenses" column in this table represents the expenses paid by the Funds, not necessarily the expenses incurred by the Funds. The advisors or custodians for some of the Funds have agreed to waive or reimburse certain fees and expenses incurred by those Funds. The Fund prospectuses delivered with this prospectus contain more information regarding waivers and reimbursements of Fund fees and expenses.

If these advisors and custodians did not agree to waive or reimburse certain fees and expenses of the respective Funds, the total expenses of each of those Funds would be higher as indicated in the table that follows. If the Fund is not the subject of an agreement to waive or reimburse fees or expenses, or if in fact no fees or expenses were waived or reimbursed for this period, the "Total Expenses" column in this table will be the same as the "Total Expenses" column in the preceding table.


-----------------------------------------------------------------
                                             Total Expenses
                                         (Before reimbursement)
=================================================================
                    AIM V.I. GROWTH                  0.88%
-----------------------------------------------------------------
     AIM V.I. GOVERNMENT SECURITIES                  1.08%
-----------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION                  0.92%
-----------------------------------------------------------------
              ALGER AMERICAN GROWTH                  0.81%
-----------------------------------------------------------------
            MFS VIT EMERGING GROWTH                  0.87%
-----------------------------------------------------------------
            MFS VIT INVESTORS TRUST                  0.90%
-----------------------------------------------------------------
PIMCO VIT LONG-TERM U.S. GOVERNMENT                  0.66%
-----------------------------------------------------------------
       SCUDDER VIT EQUITY 500 INDEX                  0.31%
-----------------------------------------------------------------
    TOUCHSTONE INTERNATIONAL EQUITY                  2.21%
-----------------------------------------------------------------
         TOUCHSTONE EMERGING GROWTH                  1.36%
-----------------------------------------------------------------
         TOUCHSTONE SMALL CAP VALUE                  2.16%
-----------------------------------------------------------------
            TOUCHSTONE GROWTH/VALUE                  3.00%*
-----------------------------------------------------------------
        TOUCHSTONE LARGE CAP GROWTH                  2.28%*
-----------------------------------------------------------------
             TOUCHSTONE ENHANCED 30                  1.79%
-----------------------------------------------------------------
              TOUCHSTONE VALUE PLUS                  2.24%
-----------------------------------------------------------------
         TOUCHSTONE GROWTH & INCOME                  1.36%
-----------------------------------------------------------------
                TOUCHSTONE BALANCED                  1.43%
-----------------------------------------------------------------
              TOUCHSTONE HIGH YIELD                  1.45%
-----------------------------------------------------------------
                    TOUCHSTONE BOND                  1.09%
-----------------------------------------------------------------
          TOUCHSTONE STANDBY INCOME                  0.96%
-----------------------------------------------------------------
            TOUCHSTONE MONEY MARKET                  2.31%*
-----------------------------------------------------------------
                                   * Ratios are annualized.



Examples

These examples should help you compare the cost of purchasing a Contract with the cost of purchasing other variable annuity contracts.


The examples assume that you invest $1,000 in each Sub-Account, your investment has a 5% return each year, before deduction of Contract fees and charges, and the Fund's total expenses are the same as shown on the previous page in the column entitled "Total Expenses" in the "Fund Expenses" table. For purposes of the examples the Contract Maintenance Charge is reflected as a charge of $1.43 per $1,000, and the Sub-Account Annual Expenses are as shown on the previous page. Your actual costs may be higher or lower than the costs shown in the examples.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS


  FEE AND EXPENSE TABLES


Example 1  This example assumes that you surrender your Contract at the end of the applicable time period.
--------------------------------------------------------------------------------------

                                                 1 Year   3 Years    5 Years 10 Years
   AIM V.I. Growth                                $19       $58       $ 99     $214
   AIM V.I. Government Securities                 $21       $64       $110     $236
   Alger American Small Capitalization            $19       $59       $101     $219
   Alger American Growth                          $18       $55       $ 95     $207
   MFS VIT Emerging Growth                        $19       $57       $ 98     $213
   MFS VIT Investors Trust                        $19       $58       $100     $217
   PIMCO VIT Long-Term U.S. Government            $16       $50       $ 87     $189
   Scudder VIT Equity 500 Index                   $13       $39       $ 68     $149
   Touchstone International Equity                $22       $69       $118     $254
   Touchstone Emerging Growth                     $21       $66       $113     $244
   Touchstone Small Cap Value                     $20       $61       $105     $227
   Touchstone Growth/Value                        $21       $64       $111     $238
   Touchstone Large Cap Growth                    $19       $60       $103     $222
   Touchstone Enhanced 30                         $17       $54       $ 92     $200
   Touchstone Value Plus                          $21       $66       $113     $244
   Touchstone Growth & Income                     $18       $57       $ 97     $211
   Touchstone Balanced                            $19       $58       $100     $217
   Touchstone High Yield                          $18       $55       $ 95     $206
   Touchstone Bond                                $17       $54       $ 92     $200
   Touchstone Standby Income                      $15       $46       $ 79     $172
   Touchstone Money Market                        $16       $49       $ 84     $183
--------------------------------------------------------------------------------------

Example 2  This example assumes that you annuitize your Contract at the end of the applicable time period and choose at least a 5-year payout period.
--------------------------------------------------------------------------------------

                                                  1 Year   3 Years    5 Years 10 Years
   AIM V.I. Growth                                $19       $58       $ 99     $214
   AIM V.I. Government Securities                 $21       $64       $110     $236
   Alger American Small Capitalization            $19       $59       $101     $219
   Alger American Growth                          $18       $55       $ 95     $207
   MFS VIT Emerging Growth                        $19       $57       $ 98     $213
   MFS VIT Investors Trust                        $19       $58       $100     $217
   PIMCO VIT Long-Term U.S. Government            $16       $50       $ 87     $189
   Scudder VIT Equity 500 Index                   $13       $39       $ 68     $149
   Touchstone International Equity                $22       $69       $118     $254
   Touchstone Emerging Growth                     $21       $66       $113     $244
   Touchstone Small Cap Value                     $20       $61       $105     $227
   Touchstone Growth/Value                        $21       $64       $111     $238
   Touchstone Large Cap Growth                    $19       $60       $103     $222
   Touchstone Enhanced 30                         $17       $54       $ 92     $200
   Touchstone Value Plus                          $21       $66       $113     $244
   Touchstone Growth & Income                     $18       $57       $ 97     $211
   Touchstone Balanced                            $19       $58       $100     $217
   Touchstone High Yield                          $18       $55       $ 95     $206
   Touchstone Bond                                $17       $54       $ 92     $200
   Touchstone Standby Income                      $15       $46       $ 79     $172
   Touchstone Money Market                        $16       $49       $ 84     $183
--------------------------------------------------------------------------------------

    Example 3 This example assumes that you do not surrender your Contract.
--------------------------------------------------------------------------------------

                                                  1 Year   3 Years    5 Years 10 Years
   AIM V.I. Growth                                $19       $58       $ 99     $214
   AIM V.I. Government Securities                 $21       $64       $110     $236
   Alger American Small Capitalization            $19       $59       $101     $219
   Alger American Growth                          $18       $55       $ 95     $207
   MFS VIT Emerging Growth                        $19       $57       $ 98     $213
   MFS VIT Investors Trust                        $19       $58       $100     $217
   PIMCO VIT Long-Term U.S. Government            $16       $50       $ 87     $189
   Scudder VIT Equity 500 Index                   $13       $39       $ 68     $149
   Touchstone International Equity                $22       $69       $118     $254
   Touchstone Emerging Growth                     $21       $66       $113     $244
   Touchstone Small Cap Value                     $20       $61       $105     $227
   Touchstone Growth/Value                        $21       $64       $111     $238
   Touchstone Large Cap Growth                    $19       $60       $103     $222
   Touchstone Enhanced 30                         $17       $54       $ 92     $200
   Touchstone Value Plus                          $21       $66       $113     $244
   Touchstone Growth & Income                     $18       $57       $ 97     $211
   Touchstone Balanced                            $19       $58       $100     $217
   Touchstone High Yield                          $18       $55       $ 95     $206
   Touchstone Bond                                $17       $54       $ 92     $200
   Touchstone Standby Income                      $15       $46       $ 79     $172
   Touchstone Money Market                        $16       $49       $ 84     $183




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  SUMMARY

SUMMARY


This summary highlights some basic information about the Touchstone Advisor Variable Annuity Contract. More information about the Contract is located on pages 11 through 32 of this Prospectus. If the terms of your Contract differ from the description of the Contract in this Prospectus, you should rely on the terms of your Contract.


How the Contract Works

The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment plans.

The Contract also provides a guaranteed death benefit that is payable to a designated beneficiary when the Annuitant dies. Generally, the Contract guarantees that the beneficiary will receive the greater of either the total purchase payments less any withdrawals or the Contract Value, regardless of investment performance.

Who Should Purchase the Contract

The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.

Purchasing a Contract

You can purchase a Contract for $5,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

Selecting Your Investment Options

You can allocate your purchase payments among the following investment options, called Sub-Accounts.

                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  SUMMARY

Sub-Accounts

Depending on market conditions, you can make or lose money in any Sub-Account.


o AIM V.I. Growth                               o Touchstone Growth/Value
o AIM V.I. Government Securities                o Touchstone Large Cap Growth
o Alger American Small Capitalization           o Touchstone Enhanced 30
o Alger American Growth                         o Touchstone Value Plus
o MFS VIT Emerging Growth                       o Touchstone Growth & Income
o MFS VIT Investors Trust                       o Touchstone Balanced
o PIMCO VIT Long-Term U.S. Government           o Touchstone High Yield
o Scudder VIT Equity 500 Index                  o Touchstone Bond
o Touchstone International Equity               o Touchstone Standby Income
o Touchstone Emerging Growth                    o Touchstone Money Market
o Touchstone Small Cap Value



Transferring Among Investment Options

You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250. We limit the number of times you can transfer between investment options in each Contract Year.

Accessing Your Money

You can access your money at any time during the accumulation phase. The minimum withdrawal is $250.

You may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.

Charges and Fees

A $35 contract maintenance charge is ordinarily deducted each year from your Contract Value. Other charges are deducted at an annual rate of no more than 0.80% of your Contract Value. Also, you indirectly pay investment advisory fees and fund expenses.

10-Day Review Period

You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  SUMMARY

Additional Information

Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at
800.669.2796 (press 2).

Accumulation Unit Values


The Accumulation Unit Values for each Sub-Account that commenced operations before January 1, 2002 are shown in Supplement A on pages 39 to 41.




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  PURCHASING YOUR CONTRACT

PURCHASING YOUR CONTRACT

To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2850 or by phone at 800.669.2796 (press 2).

Minimumand Maximum Purchase Payments

     o    You can purchase a Contract for $5,000 or more.

     o    A purchase of over $500,000 may be made with our prior approval.

     o You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEP (Simplified Employee Pension Plans), for $1,000 or more.

     o You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $1,000, and may not exceed $500,000 without our prior approval.

10-Day Review Period

You have 10 days to review your Contract after you receive it. This 10-day review period is called the free look period. Some state laws may require us to give you a longer free look period.

If you are not satisfied with the Contract, you can cancel it during the free look period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

Investment Options

You decide how to allocate your purchase payments by selecting from the following investment options, called Sub-Accounts.


o AIM V.I. Growth                               o Touchstone Growth/Value
o AIM V.I. Government Securities                o Touchstone Large Cap Growth
o Alger American Small Capitalization           o Touchstone Enhanced 30
o Alger American Growth                         o Touchstone Value Plus
o MFS VIT Emerging Growth                       o Touchstone Growth & Income
o MFS VIT Investors Trust                       o Touchstone Balanced
o PIMCO VIT Long-Term U.S. Government           o Touchstone High Yield
o Scudder VIT Equity 500 Index                  o Touchstone Bond
o Touchstone International Equity               o Touchstone Standby Income
o Touchstone Emerging Growth                    o Touchstone Money Market
o Touchstone Small Cap Value


Allocation of Purchase Payments

Your instructions are included in your application and shown on page 3 of your Contract. You can change your allocation instructions by contacting us either by phone or in writing. When we receive a purchase payment from you, we allocate it based on the most recent allocation instructions we have received from you.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  PURCHASING YOUR CONTRACT

The following guidelines apply to the allocation of your purchase payments:

     o Allocate at least 1% of your initial purchase payment to each investment option you choose.

     o Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 33 1/3%.

     o    Make sure your percentages total 100%.



Allocation Changes by Phone. You can change the allocation of your future purchase payments over the phone by following these steps:

STEP 1. Fill out either the telephone authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.

STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.

STEP 3. Give the representative the following information:

     o    Your Social Security number

     o Your Contract number or other precise information that identifies your Contract

     o    Your allocation instructions


Allocation Changes in Writing. You can also change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

     o Your Contract number or other precise information that identifies your Contract

     o    Your allocation instructions


--------------------------------------------------------------------------------
[SIDEBAR]:

  ***You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.

--------------------------------------------------------------------------------



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  TRANSFERRING YOUR MONEY

TRANSFERRING YOUR MONEY

You can transfer money from one investment option to another. You can make transfers by phone or in writing.

The following guidelines apply to transfers other than dollar cost averaging transfers and automatic rebalancing transfers:

     o    Each transfer must be at least $250.

     o The allocation to each investment option must be at least 1% of the total transfer amount.

     o    You can transfer money among the Sub-Accounts once every 30 days.

Transfers by Phone. You can transfer your money over the phone by following these steps:

STEP 1. Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to transfer your money.

STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern time.

STEP 3.  Give the representative the following information:

     o    Your Social Security number

     o Your Contract number or other precise information that identifies your Contract

     o    Your transfer instructions


Transfers in Writing. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

     o Your Contract number or other precise information that identifies your Contract

     o    Your transfer instructions


Third Party Authorization

You can authorize a third party to transfer money for you. To do so, you must complete the telephone access authorization section of the application or a Telephone Authorization Form. Contact us at the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) for additional information.


Market Timing

Market timing transfers can disrupt an underlying Fund's ability to process transactions, which may disadvantage other Contract owners. To avoid this, we can modify the transfer rights of Contract owners engaged in market timing activity that is deemed to be disruptive.


Touchstone's Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units when prices are low and fewer when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  TRANSFERRING YOUR MONEY

You should also consider your financial ability to maintain a consistent level of investment over time.

--------------------------------------------------------------------------------
[SIDEBAR]:

  ***DOLLAR COST
     AVERAGING

  Dollar cost averaging can result in a lower average cost of investing over time. While dollar cost averaging does not guarantee a profit or prevent a loss, you have a higher likelihood to profit from this long-term investment method.
--------------------------------------------------------------------------------

Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Touchstone Standby Income Sub-Account or the Touchstone Money Market Sub-Account (may not be available in all states) to other Sub-Accounts. You can make the following transfers:

     o    A specific dollar amount

     o A specific percentage of your money in the Touchstone Standby Income Sub-Account or Touchstone Money Market Sub-Account (or a pro rata portion until source of funds is depleted)

     o Earnings in the Touchstone Standby Income Sub-Account or Touchstone Money Market Sub-Account


You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.

The following guidelines apply to dollar cost averaging transfers:

     o    Your Contract Value must be at least $10,000.

     o    Dollar cost averaging transfers must continue for at least 12 months.

     o    Each transfer must be at least $1,000.

     o The allocation to each Sub-Account must be at least 1% of the transfer amount.


To set up dollar cost averaging transfers, sign and complete the dollar cost averaging section of the application or the Dollar Cost Averaging Form. These forms can be obtained from the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Dollar cost averaging transfers will stop if: we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

Touchstone's Automatic Rebalancing Program

Some Sub-Accounts may grow faster than others, shifting the Contract's investment allocation from your preferred mix. Automatic rebalancing keeps your investment strategy on track by transferring among your investment options to your most recent allocation selection. Rebalancing is available on a quarterly, semi-annual or annual basis.

To authorize automatic rebalancing, sign and complete the automatic rebalancing section of the Touchstone variable annuity application or the Variable Annuity Automatic Rebalancing Agreement form. These forms can be obtained from the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Please note: Automatic rebalancing may not be available if dollar cost averaging has been selected.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  ACCESSING YOUR MONEY

ACCESSING YOUR MONEY

Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract. You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.

Partial Withdrawals

To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Service Center at 800.669.2796 (press 2).

The following guidelines apply to partial withdrawals:

     o Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.

     o    Each withdrawal must be at least $250.

     o If your Contract Value is reduced below $5,000 by the partial withdrawal, we reserve the right to terminate your Contract by paying you the Surrender Value.


Systematic Withdrawal Plan

The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100. To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

You can discontinue your systematic withdrawals at any time by sending written instructions to us.

Canceling Your Contract

You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract, we pay you the Surrender Value. This payment terminates your Contract and our obligations under the Contract.

To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Service Center at 800.669.2796 (press 2).

The Surrender Value will equal the Contract Value, less any applicable contract maintenance charge and premium taxes. Because investment performance and applicable charges affect your Contract Value, the Surrender Value may be less than the total of your purchase payments.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  ACCESSING YOUR MONEY

Penalty Taxes

If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 59 1/2, you generally will have to pay a federal penalty tax. This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on page 34.

Processing Withdrawals

When we process your partial or systematic withdrawal, we withdraw money from each of your investment options on a pro-rata basis. For example, if you have 25% of your money in the Touchstone International Equity Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you want to withdraw $2,000, we will withdraw $500 from the Touchstone International Equity Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000).

If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

     o The New York Stock Exchange is closed on a day that it normally would be open.

     o    Trading on the New York Stock Exchange is restricted.

     o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.

     o The SEC permits us to postpone payments from the Sub-Accounts for your protection.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  CHARGES

CHARGES

Administrative Charges

We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.

--------------------------------------------------------------------------------
                         Contract Maintenance   Contract Administration
                                Charge                   Charge
================================================================================
                    o On the anniversary of your     o On each day the New
                      Contract Date each year          York Stock Exchange
                      until annuity payments           is open for trading.
                      begin.
                    o The date we start annuity
                      payments.
                    o The date you completely
     WHEN CHARGED?    surrender your Contract.
================================================================================
                    o $35 each year                  o The effective annual rate
 HOW MUCH CHARGED?                                     of the charge is 0.10%.
================================================================================
                    o We reduce your Contract        o We deduct this charge
                      Value. The number of             from the Accumulation
                      Accumulation Units you           Unit Value of each Sub-
                      own in each Sub-Account          Account.
      HOW CHARGED?    is reduced.
================================================================================


If we receive appropriate governmental approvals, we may reduce or eliminate the contract maintenance charge.

Mortality and Expense Risk Charges

We assume two risks with every Contract: a mortality risk and an expense risk. We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your Contract Value. We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

You pay us to assume these risks by paying mortality and expense risk charges. On each Valuation Date, we deduct the mortality and expense risk charges from the Accumulation Unit Value of each Sub-Account. The effective annual rate of these charges is 0.70%, which includes 0.50% for assuming mortality risk and 0.20% for assuming expense risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.

Premium Taxes

Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.

                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  CHARGES

Currently, we pay all of the premium taxes charged by states and government authorities. However, we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your Contract Value at one of the following times when:

     o    We pay the premium tax.

     o    You surrender or withdraw money from your Contract.

     o    The death benefit is paid.

     o    Annuity payments begin.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  INFORMATION ABOUT THE  INVESTMENT OPTIONS

INFORMATION ABOUT THE INVESTMENT OPTIONS

The Sub-Accounts and the Funds

Each Sub-Account invests in a corresponding Fund. These tables contain information about the investment objective, Advisor and Sub-Advisor of each
Fund:


                                       Investment Objective                             Advisors/Sub-Advisors
-------------------------------------------------------------------------------------------------------------------
                  AIM V.I.
           GROWTH-SERIES 1    The Fund seeks to provide growth of capital.     A I M Advisors, Inc.
=================================================================================================================
                  AIM V.I.    The Fund seeks to achieve a high level of
                GOVERNMENT    current income consistent with reasonable
       SECURITIES-SERIES 1    concern for safety of principal.                 A I M Advisors, Inc.
=================================================================================================================
                    ALGER
            AMERICAN SMALL    The Fund seeks to provide long-term
    CAPITALIZATION-CLASS O    capital appreciation.                            Fred Alger Management, Inc.
=================================================================================================================
            ALGER AMERICAN    The Fund seeks to provide long-term
            GROWTH-CLASS O    capital appreciation.                            Fred Alger Management, Inc.
=================================================================================================================
                   MFS VIT
           EMERGING GROWTH    The Fund seeks to provide long-term              Massachusetts Financial
           INITIAL CLASS      growth of capital.                               Services Company
=================================================================================================================
                              The Fund's objective is to seek long-
                   MFS VIT    term growth of capital with a secondary
           INVESTORS TRUST    objective to seek reasonable current             Massachusetts Financial
           INITIAL CLASS      income.                                          Services Company
=================================================================================================================
                              The Fund seeks total return with credit
                              safety and invests primarily in long-term
                 PIMCO VIT    maturity fixed income securities, primarily
            LONG-TERM U.S.    U.S. government securities. The Fund
               GOVERNMENT-    was formerly called "PIMCO Long-Term             Pacific Investment
      ADMINISTRATIVE CLASS    U.S. Government Bond".                           Management Company LLC
=================================================================================================================
                              The Fund seeks long-term growth and
                              invests primarily in common stocks that
               SCUDDER VIT    comprise the S&P 500 Index. The Fund
                EQUITY 500    was formerly called "Deutsche VIT
             INDEX-CLASS A    Equity 500 Index".                               Deutsche Asset Management, Inc.
=================================================================================================================
                              The Fund seeks long-term growth of
                TOUCHSTONE    capital through investment in equity             Bankof Ireland
      INTERNATIONAL EQUITY    securities of foreign issuers.                   Asset Management (U.S.) Limited*
=================================================================================================================
                              The Fund seeks to increase the value of          TCW Investment Management Company*
                TOUCHSTONE    its shares as a primary goal and to earn         Westfield Capital Management
           EMERGING GROWTH    income as a secondary goal.                      Company, Inc.*
=================================================================================================================
                TOUCHSTONE    The Fund seeks long-term growth
           SMALL CAP VALUE    of capital.                                      Ark Asset Management Co., Inc.*
=================================================================================================================
                              The Fund seeks long-term capital
                              appreciation primarily through equity
                              investments in companies whose
                TOUCHSTONE    valuation may not reflect the prospects for
              GROWTH/VALUE    accelerated earnings/cash flow growth.           Mastrapasqua & Associates, Inc.*
=================================================================================================================

*Sub-Advisors to Touchstone Advisors, Inc.




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

19

  INFORMATION ABOUT THE  INVESTMENT OPTIONS

                                       Investment Objective                             Advisors/Sub-Advisors
-------------------------------------------------------------------------------------------------------------------
                              The Fund seeks long-term growth of
                TOUCHSTONE    capital. The Fund was formerly called            Fort Washington Investment
          LARGE CAP GROWTH    "Touchstone Equity".                             Advisors, Inc.*
=================================================================================================================
                              The Fund seeks to achieve a total
                              return that is higher than the total
                TOUCHSTONE    return of the Dow Jones Industrial
               ENHANCED 30    Average (DJIA).                                  Todd Investment Advisors, Inc.*
=================================================================================================================
                TOUCHSTONE    The Fund seeks to increase the value of          Fort Washington Investment
                VALUE PLUS    its shares over the long-term.                   Advisors, Inc.*
=================================================================================================================
                              The Fund seeks to increase the value of
                TOUCHSTONE    Fund shares over the long-term, while            Deutsche Investment Management
           GROWTH & Income    receiving dividend income.                       Americas Inc.*
=================================================================================================================
                TOUCHSTONE    The Fund seeks to achieve both an increase
                  BALANCED    in share price and current income.               OpCap Advisors, Inc.*
=================================================================================================================
                              The Fund seeks to achieve a high level of
                TOUCHSTONE    current income as its main goal with             Fort Washington Investment
                HIGH YIELD    capital appreciation as a secondary goal.        Advisors, Inc.*
=================================================================================================================
                              The Fund seeks to provide a high level
                              of current income as is consistent with
                              the preservation of capital. Capital             Fort Washington Investment
           TOUCHSTONE BOND    appreciation is a secondary goal.                Advisors, Inc.*
=================================================================================================================
                              The Fund seeks to provide a higher level
                              of current income than a money market
                              fund, while also seeking to prevent large
                              fluctuations in the market value of the
                TOUCHSTONE    portfolio. The Fund does not try to keep         Fort Washington Investment
            STANDBY INCOME    a constant $1.00 per share net asset value.      Advisors, Inc.*
=================================================================================================================
                              The Fund seeks high current income
                              consistent with liquidity and stability of
                              principal. The Fund is a money market
                              fund and tries to maintain a constant
                              share price of $1.00 per share. As with
                              any money market fund, there is no
                              guarantee that the Fund will achieve its
                TOUCHSTONE    goal or will maintain a constant share           Fort Washington Investment
              MONEY MARKET    price of $1.00 per share.                        Advisors, Inc.*
=================================================================================================================

                            *Sub-Advisors to Touchstone Advisors, Inc.

                            The Funds underlying the Sub-Accounts may reserve the right to reject trades by Separate Account 2 in a Fund's shares if in the Fund's opinion, the trade would disrupt the management of the Fund. Such action would be taken only in extraordinary situations, such as where excessive market timing activity is taking place. In the event a Fund rejects a trade, we may not be able to immediately honor a purchase, transfer, or withdrawal request.


                            More complete information about each Fund, including information about its expenses, is included in its prospectus, which is delivered with this prospectus. Please read the Fund's prospectus carefully before you select it as an investment option.




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  INFORMATION ABOUT THE  INVESTMENT OPTIONS

Changes in the Sub-Accounts and the Funds

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  VALUATION OF YOUR INVESTMENTS

VALUATION OF YOUR INVESTMENTS

Sub-Accounts

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

--------------------------------------------------------------------------------
[SIDEBAR]:

***Accumulation
   Unit

A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[SIDEBAR]:

***Accumulation
   Unit Value

The dollar value of an Accumulation Unit in a Sub-Account.
--------------------------------------------------------------------------------



When you allocate purchase payments to a Sub-Account, your Contract is credited with Accumulation Units. Other transactions, such as withdrawals, exchanges, and payments of the annual contract maintenance charge, will increase or decrease the number of Accumulation Units credited to your Contract.

The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

     o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund

     o    Any dividend or distributions paid by the corresponding Fund

     o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account

     o    The mortality and expense risk charge

     o    The contract administration charge



We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  PERFORMANCE INFORMATION

PERFORMANCE INFORMATION

We may include performance information for the Sub-Accounts in advertisements, sales literature and reports to Contract owners. This performance information will be based on historical performance. It is not intended to predict the future performance of a Sub-Account.


Standardized Total Return


We usually advertise average annual total return. Average annual total return represents the average compounded rate of return on a hypothetical initial investment of $1,000. It is calculated by comparing the hypothetical $1,000 investment in a Sub-Account to the hypothetical surrender value of the investment at the end of a period. The periods that we normally include are 1 year, 5 year and 10 year periods. If a Contract has not been available for the complete period, we include the period for which it was available.

Average annual total return reflects historical investment results and expenses of the Sub-Account for a specific period. It does not include any deductions for premium taxes.


Non-Standardized Total Return


We may use other performance information, such as cumulative total return and total return for other periods of time. We may compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Accounts published by nationally recognized ranking services or by nationally recognized financial publications.


Money Market Yield

The "yield" of the Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The "effective yield" is the same as the yield except that it assumes reinvestment of the income earned in that Sub-Account. Effective yield will be slightly higher than yield because of the compounding effect of this assumed reinvestment.




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  ANNUITY INCOME PAYMENT OPTIONS

ANNUITY INCOME PAYMENT OPTIONS

Annuity Phase

During the annuity phase, we will make periodic annuity income payments based on the annuity income payment option you choose as described on the following page. In the Contract, we refer to annuity income payment options as payout plans.

Determining the Income Date

Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments.

Generally, unless you have selected another date, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.

You can change the Income Date by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.

Choosing the Payee

You choose the person or persons to receive the annuity income payments. If you do not select someone, the Annuitant will automatically receive the annuity income payments. You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive any remaining annuity income payments unless you select another payee.

Determining the Payment Amount

Annuity income payment amounts are based on your Contract Value on the Income Date and the payment option you choose.

Under all payment plans, we guarantee that you will earn interest at a minimum rate of 3% each year.

Choosing the Frequency

Generally, we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000, we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50, we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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

  ANNUITY INCOME PAYMENT OPTIONS

Choosing the Payment Option

You can select one of the five annuity income payment options described below, or any other payment option we currently offer, at any time before the Income Date. Some states may limit the availability of payment options. You can change the payment option you selected by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

If you do not elect an annuity payment plan, Life Income Option 2C (monthly payments guaranteed for 10 years) will apply.

                                                          Overview of Annuity Income Payment Options
-------------------------------------------------------------------------------------------------------------------
        Installment Income Option 1A       Fixed Period -- you select the number of years.
-------------------------------------------------------------------------------------------------------------------
        Installment Income Option 1B       Fixed Amount -- you select the amount of the monthly payment.
-------------------------------------------------------------------------------------------------------------------
               Life Income Option 2A       One Life -- we make payments as long as the Annuitant lives.
-------------------------------------------------------------------------------------------------------------------
                                           Joint and Survivor -- we make payments as long as either the
               Life Income Option 2B       Annuitant or another designated person lives.
-------------------------------------------------------------------------------------------------------------------
                                           Life with Guaranteed Period -- we make guaranteed payments for
               Life Income Option 2C       10 or 20 years and as long as the Annuitant lives.
-------------------------------------------------------------------------------------------------------------------



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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



  ANNUITY INCOME PAYMENT OPTIONS

                                                       Annuity Income Payment Options
-----------------------------------------------------------------------------------------------------------------
                              FIXED PERIOD
                              Monthly Payment Amount: Based on the Surrender Value of your Contract and the number of years in the payment period. The monthly payments will remain the same throughout the payment period.
       INSTALLMENT INCOME     Payment Period:  You select the number of years, but no more than 30.
                OPTION 1A     Option to Request Lump Sum Payment:  Available at any time.
-----------------------------------------------------------------------------------------------------------------
                              FIXED AMOUNT
                              Monthly Payment Amount:  You select the amount, which must be at least $5 for each $1,000 of SurrenderValue. For example, if your SurrenderValue is
                              $60,000, the minimum monthly payment amount is $300 ($5 x 60).The monthly payments will remain the same throughout the payment period.
                              Payment Period:  Payments are made until the entire amount, including interest,
       INSTALLMENT INCOME     is paid. All payments must be made in 30 years or less.
                OPTION 1B     Option to Request Lump Sum Payment:  Available at any time.
-----------------------------------------------------------------------------------------------------------------
                              ONE LIFE
                              Monthly Payment Amount: Based on the Surrender Value of your Contract and the age and gender of the Annuitant on the date of the first payment. The monthly payments will remain the same throughout the payment period.
                              Payment Period: We make payments for as long as the Annuitant lives. When the Annuitant dies we stop payments even if only one payment was made.
             LIFE INCOME      Option to Request Lump Sum Payment:  Not available after the first payment
               OPTION 2A      is made.
-----------------------------------------------------------------------------------------------------------------
                              JOINT AND SURVIVOR
                              Monthly Payment Amount: Based on the Surrender Value of your Contract and the age and gender of the Annuitant and another designated person on the date of the first payment.The monthly payments will remain the same throughout the payment period.
                              Payment Period: Based on the lifetimes of the Annuitant and another designated person. Payments continue as long as either person is living. If either person dies before the first payment, we make annuity payments during the survivor's lifetime under Life Income Option 2C guaranteed for 10 years.
              LIFE INCOME     Option to Request Lump Sum Payment:  Not available after the first payment
                OPTION 2B     is made.
-----------------------------------------------------------------------------------------------------------------
                              LIFE WITH GUARANTEED PERIOD
                              Monthly Payment Amount:  Based on the SurrenderValue of your Contract, the age and gender of the Annuitant on the date of the first payment and the number of years chosen for guaranteed payments. The monthly payments will remain the same throughout the payment period.
                              Payment Period:  You select 10 or 20 years as the guaranteed period. We make payments for as long as the Annuitant lives even if the Annuitant lives longer than the selected period. For example, if you select a 10-year guaranteed payment period and the Annuitant lives for 12 years, we make payments for 12 years.
              LIFE INCOME     Option to Request Lump Sum Payment:  Not available after the first payment
                OPTION 2C     is made.
-----------------------------------------------------------------------------------------------------------------



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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


  DEATH BENEFIT

DEATH BENEFIT

If the Annuitant dies before the Income Date, we will pay a death benefit instead of annuity payments.


You select one or more person(s) who will receive this death benefit. These people are called beneficiaries. You can change your beneficiaries at any time by writing to us.

To determine the death benefit amount, we must receive proof of death of the Annuitant and payment instructions for the beneficiary. If we do not receive payment instructions for the beneficiary within 60 days of receipt of the proof of death, we may pay the beneficiary in one lump sum. You can find additional information about designating a beneficiary and payment instructions in your Contract.

Based upon the date we receive the proof of death and payment instructions, we calculate the amount of the death benefit according to the following table:


--------------------------------------------------------------------------------
   BEFORE ANNUITANT'S 80TH BIRTHDAY
   Annuitant dies before annuity payments begin, before the first day of the calendar month after the Annuitant's 80th birthday.

  The death benefit amount will equal the greater of the following 2 amounts:

   o The Contract Value on the date we receive proof of death of the Annuitant and payment instructions for the beneficiary

   o The sum of all purchase payments minus any amounts withdrawn

   AFTER ANNUITANT'S 80TH BIRTHDAY
   Annuitant dies before annuity payments begin but on or before the first day of the calendar month after the Annuitant's 80th birthday.

  The death benefit amount will equal the Contract Value on the day we receive proof of death of the Annuitant and payment instructions for the beneficiary.

   Annuitant dies after annuity income payments begin.

  Any remaining benefits will be paid based on the annuity income payment option in effect.
--------------------------------------------------------------------------------




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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

  WSLAC AND SEPARATE ACCOUNT 2

WSLAC AND SEPARATE ACCOUNT 2

WSLAC

Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. WSLAC and WSLIC issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.

Separate Account 2
WSLAC established Separate Account 2 (SA2) under Ohio law on June 1, 1994. SA2 supports the Contracts and certain other variable annuity contracts that it issues. SA2 is registered with the SEC as a unit investment trust. We may operate SA2 as a management investment company or any other form permitted by law. We may also deregister SA2 if registration with the SEC is no longer required.

SA2 currently offers 21 Sub-Account options to purchasers of the Contracts. SA2 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA2 invests the assets of each Sub-Account in the corresponding Fund. The investment objective of a Sub-Account and the Fund in which it invests are identical.

WSLAC owns SA2's assets but it separates SA2's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted by WSLAC will not be charged to SA2's assets. We hold SA2's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by SA2. WSLAC is obligated to pay all benefits provided under the Contracts.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  UNDERWRITER

UNDERWRITER

     Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.

Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contract Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other performance factors (sometimes called production bonuses). Touchstone Securities may also pay dealers for other services not directly related to Contract sales.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  VOTING RIGHTS

VOTING RIGHTS

Because each Sub-Account invests in a corresponding Fund, WSLAC is entitled to vote at any meeting of the Fund's shareholders. WSLAC, on behalf of SA2, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account.


If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. You will have voting rights corresponding to the number of Accumulation Units attributable to your policy.


We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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

  OTHER INFORMATION ABOUT YOUR CONTRACT

OTHER INFORMATION ABOUT YOUR CONTRACT

Rely on your Contract

The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

Confirmations and Statements

We will send you a confirmation of each purchase payment and other financial transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for the underlying Fund of that Sub-Account. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

Processing Guidelines

We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your application and instructions are in good order.

If we receive an incomplete application or incomplete instructions from you, we will contact you for more information. If we have not received all the application information that we need within 5 business days of the day we received your application, we will return your initial purchase payment to you unless you tell us not to return it.

If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.

Security Procedures

We have established security procedures for telephone transactions, such as recording telephone calls. In the future we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

Misstatement of Age or Gender

If the age or gender of the Annuitant is misstated in information sent to us, we will change any benefits under the Contract to those benefits that your purchase payments would have purchased if the correct age and gender had been stated. If we do not discover the misstatement until after annuity payments have started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  OTHER INFORMATION ABOUT YOUR CONTRACT

Assignment

Generally, you may assign your Contract, but you may assign a Contract purchased in connection with a retirement plan only if assignment is permitted under applicable law and the documents governing the plan. We will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone Variable Annuity Service Center. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of any assignment.

Loans

You may be permitted to take a loan from your Contract if you purchased it in connection with a 403(b) plan and the plan documents permit such loans. Loans are not permitted under any other type of Contract.

No Dividends

The Contracts are "non-participating", which means that they do not pay dividends. The investment results of the investment options that you choose are reflected in your benefits.

Financial Statements and Additional Contract Information

Financial statements of WSLAC and SA2 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement of Additional Information is included on page 48. For a free copy, call the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2). The Statement of Additional Information and other information about the Contracts is also available on the Securities and Exchange Commission's web site (http://www.sec.gov). The Registration Number for the Contracts is 033-79906. The Registration Number for Separate Account 2 is 811-08550.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  FEDERAL INCOME TAX INFORMATION

FEDERAL INCOME TAX INFORMATION

The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR BEFORE YOU PURCHASE A CONTRACT. Because this is a summary, it does not contain all the information that may be important to you.

The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

       o   WSLAC's tax status

       o   The tax status of the Contract

       o   Your tax status

       o  The tax status of your beneficiary

       o  The tax status of the person you select to receive annuity payments


Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effects of such other laws on your investment in a Contract are generally not discussed in this summary.

The following discussion assumes "you" are the owner of a Contract, or, when the Contract is purchased in connection with a retirement plan that is described below as a Qualified Plan, "you" are the plan participant for whose benefit the Contract is purchased.

Tax Status of WSLAC

WSLAC is taxed as a life insurance company. Because the operations of the SA2 are part of WSLAC, WSLAC is responsible for any federal income taxes related to the income of the SA2 and its Sub-Accounts. You are responsible for all taxes related to your investment in a Contract.

Tax Status of the Contract

We believe that any Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary. We do not, however, guarantee the tax status of any Contract. You bear the complete risk that any Contract you own may not be treated as an "annuity contract" under the Code. A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.

If a Contract you own is not treated as an "annuity contract", the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.

The discussions which follow entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if the applicable Contract is treated as an "annuity contract" under the Code.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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

  FEDERAL INCOME TAX INFORMATION

Tax Treatment of Non-Qualified Contracts

The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts".

A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it. When you make a withdrawal from your Non-Qualified Contract, surrender it or receive an annuity payment from it, you will have to include in income for federal income tax purposes the portion of the payment that reflects investment earnings (but no other part of the payment which reflects an amount that has already been included in your income for federal tax purposes).

Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.

The following discussion in this section explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of the Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.

Tax Treatment of Purchase Payments

Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.

Tax Treatment of Withdrawals, Surrenders and Distributions

You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.

--------------------------------------------------------------------------------
[SIDEBAR]:

  ***The cost basis of your Non-Qualified Contract is generally the sum of your purchase payments for the Contract.
--------------------------------------------------------------------------------


Tax Treatment of Partial Withdrawals and Surrenders

PARTIAL WITHDRAWALS. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated for tax purposes as coming first from earnings (which represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes.

                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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

  FEDERAL INCOME TAX INFORMATION

After the earnings portion is exhausted, the remainder of any partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments; it also may include any employer or other payments for the Contract that were previously included in your income for federal income tax purposes). This portion of the withdrawal will not be included in your income for federal income tax purposes.

If your Non-Qualified Contract contains investments made prior to August 14, 1982, however, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

SURRENDERS. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes. You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.

Tax Treatment of Annuity Payments

If annuity payments are made under your Non-Qualified Contract, a portion of each payment is generally excludable from your income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in your income for such purposes.

The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under the Contract).

If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.

For the above purposes, your cost basis in the Contract will be reduced to reflect the value of any period certain or refund guarantee form in which the annuity payments are to be made, if applicable.

Penalty Tax on Distributions

Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 59 1/2

     o    A distribution that is made on or after your death

     o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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

  FEDERAL INCOME TAX INFORMATION

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract

     o A part of a distribution that is attributable to your investment in the Contract prior to August 14, 1982

     o A distribution that is paid as an immediate annuity within the meaning of Section 72(u)(4) of the Code, which generally refers to an annuity contract that has been purchased with a single premium or annuity consideration, under which payments begin no later than one year from the purchase of the contract and which provides for a series of substantially equal periodic payments to be made at least annually during the annuity period


Tax Treatment of Assignments

An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event. You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.

Required Distributions

To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distribution requirements in the event you die.

Generally, if you die before annuity payments begin under the Contract, the amounts accumulated under your Non-Qualified Contract either must be distributed within five years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or a period not extending beyond the life expectancy) of your designated beneficiary under the Contract.

Special rules apply, however, if your designated beneficiary under the Contract is your surviving spouse. If your spouse is your beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).

Withholding

Payments received from your Non-Qualified Contract are, to the extent includable in your income for federal income tax purposes, generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

Your tax status, the type of distribution and any election you make as to the withholding amount that is to apply will determine how much money must be withheld if you fail to elect out of withholding.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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

  FEDERAL INCOME TAX INFORMATION

Multiple Non-Qualified Contracts

All Non-Qualified Contracts that are issued to you by the same company within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences. As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.

Tax Treatment of Qualified Contracts

The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts".

A Qualified Contract is intended to be a tax-deferred investment. This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it.

When you make a withdrawal from your Qualified Contract, surrender it or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract).

Types of Qualified Contracts

The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

     o Traditional IRAs (individual retirement annuities under Section 408 of the Code)

     o Roth IRAs (individual retirement annuities under Section 408A of the Code)

     o Section 401 plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans) S Section 403(b) plans (tax sheltered annuities under Section 403(b) of the Code)

     o Section 457 Deferred Compensation plans (deferred compensation plans under Section 457 of the Code)

     o    SEPs (simplified Employee Pension Plans under Section 408(k) of the
          Code)

     o SIMPLE IRAs (Savings Incentive Match Plans for Employees under Section 408(p) of the Code)

     o    Texas ORP Plans (State of Texas Optional Retirement Program plans)

Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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

  FEDERAL INCOME TAX INFORMATION

Limitations Imposed by the Code or the Qualified Plan
In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

     o    Amounts of allowable contributions

     o    Form, manner and timing of distributions

     o    Vesting and nonforfeitability of interests

     o Nondiscrimination in eligibility, participation, contributions and benefits

     o    Tax treatment of distributions, withdrawals and surrenders

     o Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan

     o    Receipt and taxation of loans


A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.

Tax Consequences of Participating in a Qualified Plan

The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan. Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.

--------------------------------------------------------------------------------
[SIDEBAR]:

  ***The tax rules regarding Qualified Plans are complex, change frequently and will have different applications depending on individual facts and circumstances. You should consult your own tax advisors before you purchase a Qualified Contract.
--------------------------------------------------------------------------------

TRADITIONAL AND ROTH IRAS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Traditional IRA or a Roth IRA, we will provide you with an IRA Disclosure Statement.

SECTION 401 PLANS AND SECTION 403(B) PLANS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Section 401 plan or a Section 403(b) plan, we have included a supplement in this Prospectus as to such plans. The supplement summarizes certain federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

TEXAS OPTIONAL RETIREMENT PROGRAM. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program, we have included a supplement in this Prospectus regarding this program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

OTHER QUALIFIED PLANS. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation plan, SEP or a SIMPLE IRA plan.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  SUPPLEMENT A

SUPPLEMENT A

Accumulation Unit Values


The Accumulation Unit Values shown in the table below are for an Accumulation Unit outstanding throughout the periods. An explanation of how an Accumulation Unit Value is calculated is located on page 22 in this Prospectus.


--------------------------------------------------------------------------------
[SIDEBAR]:

  ***ACCUMULATION
     UNIT

  A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[SIDEBAR]:

  ***ACCUMULATION
     UNIT VALUE

  The dollar value of an Accumulation Unit in a Sub-Account.
--------------------------------------------------------------------------------




------------------------------------------------------------------------------------------
                             Years Ended   Unit Value at    Unit Value at Number of Units
                             December 31 Beginning of Year   End of Year  at End of Year
==========================================================================================
                               19991        10.000000         12.428992         1,333
                               2000         12.386830          9.804412        10,833
          AIM V.I. GROWTH      2001          9.804412          6.430420        11,702
------------------------------------------------------------------------------------------
                               19991        10.000000          9.961900            10
      AIM V.I. GOVERNMENT      2000          9.928089         10.883817         1,398
               SECURITIES      2001         10.883817         11.489439         2,348
------------------------------------------------------------------------------------------
                               19991        10.000000         13.691747           122
           ALGER AMERICAN      2000         13.645334          9.889185           680
     SMALL CAPITALIZATION      2001          9.889185          6.914953           807
------------------------------------------------------------------------------------------
                               19991        10.000000         12.091425         2,196
           ALGER AMERICAN      2000         12.050408         10.223506         2,767
                   GROWTH      2001         10.223506          8.943565         5,333
------------------------------------------------------------------------------------------
                               19991        10.000000         16.464071         2,424
                  MFS VIT      2000         16.408335         13.131591         7,652
          EMERGING GROWTH      2001         13.131591          8.664432         9,976
------------------------------------------------------------------------------------------
                               19991        10.000000         10.333414         1,656
                  MFS VIT      2000         10.298332         10.236745         3,872
          INVESTORS TRUST      2001         10.236745          8.534929         4,293
------------------------------------------------------------------------------------------
                PIMCO VIT      19991        10.000000          9.674687           410
                LONG-TERM      2000          9.641838         11.635800         2,857
          U.S. GOVERNMENT      2001         11.635800         12.221341         3,708
------------------------------------------------------------------------------------------
              SCUDDER VIT      20002        10.000000          9.336721         1,809
         EQUITY 500 INDEX      2001          9.336721          8.133823         2,079
------------------------------------------------------------------------------------------
                               19953        10.000000         11.282669        15,645
                               1996         11.282669         12.475967       252,346
                               1997         12.475967         14.203413       939,980
                               1998         14.203413         16.937997     1,501,239
                               1999         16.937997         22.932973     1,273,417
               TOUCHSTONE      2000         22.932973         18.444338     1,258,526
     INTERNATIONAL EQUITY      2001         18.444338         12.867293         8,512
------------------------------------------------------------------------------------------
                               19953        10.000000         11.741102        14,972
                               1996         11.741102         12.947664       236,639
                               1997         12.947664         17.169847       921,086
                               1998         17.169847         17.592298     1,527,712
                               1999         17.592298         25.612124     1,194,568
               TOUCHSTONE      2000         25.612124         32.936234     1,027,279
          EMERGING GROWTH      2001         32.936234         31.816797         6,320
------------------------------------------------------------------------------------------



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

39

  SUPPLEMENT A

------------------------------------------------------------------------------------------
                             Years Ended   Unit Value at    Unit Value at Number of Units
                             December 31 Beginning of Year   End of Year  at End of Year
==========================================================================================
                               19991        10.000000         11.524077         1,398
               TOUCHSTONE      2000         11.524077          9.178111         2,671
          SMALL CAP VALUE      2001          9.178111         10.393790         2,260
------------------------------------------------------------------------------------------
               TOUCHSTONE
             GROWTH/VALUE      20014        10.000000          8.603916            99
------------------------------------------------------------------------------------------
               TOUCHSTONE
         LARGE CAP GROWTH      20014        10.000000          8.942156            10
------------------------------------------------------------------------------------------
                               19991        10.000000         10.685289         1,466
               TOUCHSTONE      2000         10.685289         10.287810           499
              ENHANCED 30      2001         10.287810          9.037504           706
------------------------------------------------------------------------------------------
                               19985        10.000000         10.156803            10
                               1999         10.156803         11.589395         1,646
               TOUCHSTONE      2000         11.589395         11.801911         3,617
               VALUE PLUS      2001         11.801911         11.604006         3,257
------------------------------------------------------------------------------------------
                               19953        10.000000         12.533949         2,623
                               1996         12.533949         14.291347         4,690
                               1997         14.291347         16.995828        15,766
                               1998         16.995828         18.117147        13,132
                               1999         18.117147         18.420552        10,897
               TOUCHSTONE      2000         18.420552         20.497166         7,438
          GROWTH & Income      2001         20.497166         19.260962         6,491
------------------------------------------------------------------------------------------
                               19953        10.000000         12.018023         1,771
                               1996         12.018023         13.922266         3,958
                               1997         13.922266         16.382306        10,276
                               1998         16.382306         17.135699        10,009
                               1999         17.135699         18.634709         6,555
               TOUCHSTONE      2000         18.634709         20.838110         5,657
                 BALANCED      2001         20.838110         21.224793         6,201
------------------------------------------------------------------------------------------
                               19991        10.000000          9.217403           626
               TOUCHSTONE      2000          9.217403          9.082068         1,491
               HIGH YIELD      2001          9.082068          9.634076        10,585
------------------------------------------------------------------------------------------
                               19953       10.000000          11.309517         1,615
                               1996         11.309517         11.505592         2,904
                               1997         11.505592         12.322051         7,005
                               1998         12.322051         13.227693         8,263
                               1999         13.227693         12.954294         5,330
                               2000         12.954294         14.034819         5,467
          TOUCHSTONE BOND      2001         14.034819         15.015635         6,790
------------------------------------------------------------------------------------------



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

40

  SUPPLEMENT A

------------------------------------------------------------------------------------------
                             Years Ended   Unit Value at    Unit Value at Number of Units
                             December 31 Beginning of Year   End of Year  at End of Year
==========================================================================================
                               19953        10.000000         10.364840         1,059
                               1996         10.364840         10.819908        19,762
                               1997         10.819908         11.314893        11,233
                               1998         11.314893         11.867636        39,354
                               1999         11.867636         12.345235         6,967
               Touchstone      2000         12.345235         13.016262        10,338
           Standby Income      2001         13.016262         13.523527        10,357
------------------------------------------------------------------------------------------
               Touchstone
              Money Market     20014        10.000000         10.155158            10
------------------------------------------------------------------------------------------

1 Sub-Account operations began on May 14, 1999

2 Sub-Account operations began on May 3, 2000

3 Sub-Account operations began on February 23, 1995

4 Sub-Account operations began on May 1, 2001

5 Sub-Account operations began on May 1, 1998





                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  SUPPLEMENT B

SUPPLEMENT B

Federal Income Tax Information
Section 401 Plans and Section 403(b) Plans

Section 401(a) of the Code permits sole proprietorships, partnerships, corporations and certain other organizations operating businesses to establish various types of Qualified Plans (called "Section 401 plans" in this Supplement) for their employees (and, if applicable, those self-employed persons working in the businesses). A Qualified Contract may be purchased to provide benefits to a participant in a Section 401 plan.

Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax sheltered annuities" (called "Section 403(b) plans" in this Supplement) for their employees.

The Code places limitations and restrictions on all Section 401 and Section 403(b) plans, but the specific rules set forth in the applicable plan will also affect how the plan works. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents.


--------------------------------------------------------------------------------
[SIDEBAR]:

  ***Because the provisions of Section 401 plans and Section 403(b) plans vary from plan to plan, you should contact your plan administrator for additional information.
--------------------------------------------------------------------------------


This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 or a Section 403(b) plan. This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract", and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.

Tax Treatment of Contributions

Other than "after-tax" contributions made by you to a Section 401 plan, contributions to a Section 401 or a Section 403(b) plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

Tax Treatment of Distributions

Except for the special tax treatments described below, any distributions from a Qualified Contract purchased in connection with Section 401 or Section 403(b) plans generally are included in your (or, if applicable, your beneficiary's) income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

SPECIAL TAX TREATMENT FOR LUMP SUM DISTRIBUTIONS FROM A SECTION 401 PLAN. If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 plan if the distribution qualifies as a lump sum distribution under the Code and if you were born before January 1, 1936, the portion of the distribution that is included in income may be eligible for special tax treatment. Your plan administrator should provide you with information about the tax treatment of a lump sum distribution at the time you receive such a distribution.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  SUPPLEMENT B


SPECIAL RULES FOR DISTRIBUTIONS THAT ARE ROLLED OVER. In addition, special rules apply to a distribution from a Qualified Contract to you (or your surviving spouse in the event he or she is your beneficiary with respect to the distribution) that relates to a Section 401 or a Section 403(b) plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

     o To a Traditional IRA under Section 408 of the Code (and the rollover is being made by you or your spouse as beneficiary). A Traditional IRA does not include a Roth IRA, SIMPLE IRA, or Coverdell Education Savings Account (formerly known as an Education IRA).


     o    To another Section 401 plan or a certain kind of annuity plan under
          Section 403(a) of the Code (if the distribution is from a Section 401 plan and the rollover is being made by you).

     o To a Section 403(b) plan (if the distribution is from a Section 403(b) plan and the rollover is being made by you).


     o To an eligible Section 457(b) plan maintained by a governmental employer (governmental 457 plan).


These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a
Section 401 Plan or Section 403(b) plan will be an eligible rollover distribution EXCEPT to the extent:


     o It represents the return of your "after-tax" contributions or is not otherwise includable in income. However, for 2002 and thereafter, if your Qualified Contract allows, "after-tax" employee contributions are permitted to be rolled directly over to a Section 401(a), Section 403(b) or Section 457 Plan (subject to certain limitations), or to a Traditional IRA. After-tax contributions may not be rolled over from a Traditional IRA to a Section 401(a), Section 403(b), or Section 457 governmental plan.


     o It is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of more than ten years.

     o    It is made by reason of a hardship.

     o It is a required minimum distribution under Section 401(a)(9) of the Code as described below.


     o It represents cash dividends paid to you on employer stock held in an employer stock ownership plan.

     o It represents a distribution that is made to correct a failed nondiscrimination test or because legal limits on certain contributions were exceeded.

     o It is the amount of a plan loan that becomes a taxable deemed distribution because of a default.


Required minimum distributions under Code Section 401(a)(9) of the Code include the following required payments:

       o Except as noted below, minimum payments are required for the calendar year in which you reach age 70 1/2 or any later calendar year

       o If the plan is a Section 401 plan that is not maintained by certain governmental or church-sponsored organizations and if you are not treated under the Code as owning 5% or more of the employer of the applicable plan, minimum distributions are required for the later of the




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  SUPPLEMENT B

          calendar year in which you reach age 70 1/2 or the calendar year you terminate employment with the employer.

The administrator of the applicable Section 401 or Section 403(b) plan should provide additional information about these rollover tax rules when a distribution is made.

SPECIAL RULES FOR DISTRIBUTIONS IN THE FORM OF ANNUITY PAYMENTS. If any distribution is made from a Qualified Contract that relates to a Section 401 or
Section 403(b) plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax" contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.

The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.

WITHHOLDING. If any part of a distribution from a Qualified Contract that relates to a Section 401 or a Section 403(b) plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to mandatory federal income tax withholding at a rate of 20%.

Any taxable part of a distribution from a Qualified Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can generally elect completely out of withholding as to such part.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 59 1/2

     o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     o    A distribution that is made on or after your death

     o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code) S A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  SUPPLEMENT B

     o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55

     o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether or not you itemize deductions)

     o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

Required Distributions

Distributions from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Except as noted below, required distributions to you generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.

     o If a Section 401 plan is involved (except for a Section 401 plan maintained by certain governmental or church-sponsored organizations) and you are NOT considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions to you generally do not have to start until April 1 of the calendar year following the LATER of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.

     o When distributions are required to be made to you under the Code, they must generally be made over your life (or a period not extending beyond the joint life expectancies) of you and a designated beneficiary under the plan. In general, at least a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents should contain such rules.

Special Provisions

Loans. Qualified Contracts used for Section 403(b) plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 plans may allow you to borrow money from a Qualified Contract that is used for such plans.

In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below:

     o The amount of each loan must generally be a minimum amount as determined under the applicable plan.

     o The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.

     o The loan must be repaid in substantially equal payments made at least quarterly.

     o Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  SUPPLEMENT B

     o There may also be restrictions on the maximum time for repaying the loan. The maximum term of any such loan is normally 5 years, except that a longer period may be able to apply to a loan used to purchase your principal residence.


A Section 403(b) or a Section 401 plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable Section 403(b) or Section 401 plan should be able to provide information about these rules.

WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 or Section 403(b) plan to the extent it is attributable to contributions made pursuant to a pre-tax salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.


If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under the plan after 1988. In addition, withdrawals for hardship are not eligible for rollover.


In the case of a Section 401 plan, distributions may also be permitted in the event of the plan's termination or when the plan employer sells substantially all of the assets used in a trade or business of the employer or all of the employer's interest is a subsidiary and you continue service with the purchaser of such assets or interest, provided that certain conditions are met.

You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 or Section 403(b) plan.

                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  SUPPLEMENT C

SUPPLEMENT C

State of Texas Optional Retirement Program

The Contract is eligible for the State of Texas Optional Retirement Program
(ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this supplement.

ORP Contracts

ELIGIBLE PARTICIPANTS. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract. "State supported institutions of higher education" is defined in
Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.

EMPLOYER PREMIUMS. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

LOANS. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

DISTRIBUTIONS. Distributions of funds from an ORP Contract may only be made upon the occurrence of a "distributable event". Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public institutions of higher education in Texas, or attainment of age 70 1/2.

Distributions from an ORP Contract are considered to have begun if:

     o Distributions are made due to your reaching your required beginning date

     o Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under
          Section 1.401(a)(9) of the Regulations


SPECIFIC PLAN RULES. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this supplement, you should rely on the information in the Texas ORP Plan documents.

Federal Income Tax Information

This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  SUPPLEMENT C

The specific rules related to ORP Contracts and Texas ORP Plans discussed in the previous section, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in this section.

Tax Treatment of Contributions

Contributions to a Texas ORP Plan generally are NOT included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

Tax Treatment of Distributions

Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 59 1/2

     o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     o    A distribution that is made on or after your death

     o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)

     o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the ORP Contract



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  SUPPLEMENT C

       o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55

       o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether or not you itemize deductions)

       o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

Required Distributions Under the Code

Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

       o Except as noted below, required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.

       o If you do not terminate your employment until after age 70 1/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.

       o When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.

Withdrawal Limitations Under the Code

The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

  TABLE OF CONTENTS

  FOR STATEMENT OF ADDITIONAL INFORMATION

Table Of Contents For Statement Of Additional Information


                                               PAGE

General                                           3

Safekeeping Of Assets.                            3

Distribution Of The Contracts                     3

Sub-Account Performance                           4

Sub-Account Accumulation Unit Values              7

Fixed Annuity Income Payments                     7

Qualification As An "Annuity Contract"            8

Independent Auditors                             10

Financial Statements                             10




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

SEPARATE ACCOUNT 2

TOUCHSTONE ADVISOR VARIABLE ANNUITY

FLEXIBLE PURCHASE PAYMENT DEFERRED

VARIABLE ANNUITY CONTRACTS


STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 2002

This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated May 1, 2002 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 2 ("SA2"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus. A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 1-800-669-2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.



FORM 7136 (5/02)

TABLE OF CONTENTS
OF
STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE

General                                                                       3

Safekeeping of Assets                                                         3

Distribution of the Contracts                                                 3

Sub-Account Performance                                                       4


Sub-Account Accumulation Unit Values                                          7

Fixed Annuity Income Payments                                                 7

Qualification as an "Annuity Contract"                                        8

Independent Auditors                                                         10

Financial Statements                                                         10

GENERAL

Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

WSLAC and SA2 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.


SAFEKEEPING OF ASSETS

The assets of SA2 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.


DISTRIBUTION OF THE CONTRACTS

As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.

Sales commissions attributable in part to the Touchstone Advisor Variable Annuity Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.

                                                                         AMOUNTS
                                                                     RETAINED BY
PERIOD                               SALES COMMISSIONS PAID          DISTRIBUTOR


For the year ended December 31, 1999       $4,963,651                   $601,693
For the year ended December 31, 2000       $3,178,875                   $414,763
For the year ended December 31, 2001       $1,622,238                   $199,659

SUB-ACCOUNT PERFORMANCE


MONEY MARKET YIELD

WSLAC may quote or advertise the yield of the money market Sub-Account in accordance with rules and regulations adopted by the Securities and Exchange Commission. The Company computes the money market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the underlying money market Fund, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD  =  (BASE PERIOD RETURN/7) *365
         Where:
         BASE PERIOD RETURN = The percentage (or net) change in the
                              Accumulation Unit Value for the money market
                              ("AUV") over a 7-day period determined as follows:
                   AUV at end of 7-day period - AUV at beginning of 7-day period
                                 AUV at beginning of 7-day period
Because the Net Asset Value of the underlying money market Fund rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the money market Sub-Account (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Sub-Account over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the money market Sub-Account of the Separate Account will be lower than the yield for the underlying money market Fund or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the money market Sub-Account for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD  =  [(BASE PERIOD RETURN + 1)365/7] - 1
The yields and effective yields for the money market Sub-Account for the 7-day period ended December 31, 2001 are as follows:

         Yield                              Effective Yield
         -----                              ---------------
         1.99%                                       2.01%

The yield on amounts held in the money market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying money market Fund or substitute funding vehicle, the types and quality of portfolio securities held by the underlying money market Fund or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of any Contract Maintenance Charges that may be applicable on surrender of a Contract.

TOTAL RETURN


The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and is not intended to indicate future performance of either one. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.

Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

P (1 + T)n = ERV where:
         P         =        a hypothetical initial purchase payment of $1,000
         T         =        average annual total return
         n         =        number of years and/or portion of a year
         ERV       =        ending redeemable value of a hypothetical initial
                            purchase payment of $1,000 at the end of the applicable period

The following table sets forth the type of total return data for each of the Sub-Accounts that will be used in advertising, in each case for the period ended December 31, 2001.




                                                                   Average Annual                   Cumulative
                                                     Total          Total Return                  Total Return*

                                                     Return       Five        Since        One         Five       Since
Sub-Account                                         One Year     Years      Inception      Year       Years     Inception


AIM V.I. Growth**                                   -37.91%       ---        -18.67%     -34.41%       ---       -35.70%

AIM V.I. Government Securities**                      2.06%       ---         1.44%       5.56%        ---        14.89%

Alger American Small Capitalization**                -33.58%      ---        -16.29%     -30.08%       ---       -30.85%

Alger American Growth**                                           ---        -7.58%      -12.52%       ---       -10.56%
                                                    -16.02%

Scudder VIT Equity 500 Index***                      -16.38%      ---        -13.78%     -12.88%       ---       -18.66%

MFS VIT Emerging Growth**                            -37.52%      ---        -8.68%      -34.02%       ---       -13.36%


MFS VIT Investors Trust**                            -20.12%      ---        -9.20%      -16.62%       ---       -14.65%

PIMCO VIT Long-Term U.S. Government **                1.53%       ---         3.76%       5.03%        ---        22.21%

Touchstone International Equity****                  -33.74%     -3.05%       0.59%      -30.24%      3.14%       28.67%

Touchstone Emerging Growth****                       -6.90%      17.94%      16.64%       -3.40%     145.73%     218.17%

Touchstone Small Cap Value**                          9.75%       ---        -2.24%       13.25%       ---        3.94%

Touchstone Growth/Value******                         ---         ---        -17.46%       ---         ---       -13.96%

Touchstone Large Cap Growth******                     ---         ---        -14.08%       ---         ---       -10.58%

Touchstone Enhanced 30**                             -15.65%      ---        -7.22%      -12.15%       ---        -9.62%

Touchstone Value Plus*****                           -5.18%       ---         0.51%       -1.68%       ---        16.04%

Touchstone Growth & Income****                       -9.53%      3.24%        7.70%       -6.03%      34.77%      92.61%

Touchstone Balanced****                              -1.64%      6.18%        9.42%       1.86%       52.45%     112.25%

Touchstone High Yield**                              2.58%        ---        -4.96%       6.08%        ---        -3.66%

Touchstone Bond****                                  3.49%       2.48%        3.32%       6.99%       30.51%      50.16%

Touchstone Standby Income****                        0.40%       1.45%        1.47%       3.90%       24.99%      35.24%

Touchstone Money Market******                         ---         ---        -1.95%        ---         ---        1.55%



* Calculated by determining the change in the Accumulation Unit Value from the beginning of the period to the end of the period and dividing such amount by the Accumulation Unit Value at the beginning of the period.
**Total return since inception based on a period beginning May 14, 1999. ***Total return since inception based on a period beginning May 3, 2000. ****Total return since inception based on a period beginning February 23, 1995.

*****Total return since inception based on a period beginning May 1, 1998.


******Total return since inception based on a period beginning May 1, 2001.

While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

"Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Contract Maintenance Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.

Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals or if the same total amount of money were put into the Contract all at one point in time. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

SUB-ACCOUNT ACCUMULATION UNIT VALUES


In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.


The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:


    (a)   equals:
               (1) the net asset value per share of the underlying fund at the end of the current Valuation Period, plus

               (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

               (3) a per share charge or credit for any taxes reserved, which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

    (b) is the net asset value per share of the corresponding underlying fund determined at the end of the immediately preceding Valuation
          Period; and

    (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual Mortality and Expense Risk Charge and the annual Contract Administration Charge.


FIXED ANNUITY INCOME PAYMENTS

The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected.Annuity payments will be the larger of:

   o the income based on the rates shown in the Contract's Annuity Tables for the income payment option chosen; and

   o the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

QUALIFICATION AS AN "ANNUITY CONTRACT"

For the Contract to be treated as an "annuity contract" under the Code, the Contract must meet certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status as an "annuity contract".

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Advisor has agreed to manage the Funds so as to comply with such requirements.

EXCESSIVE CONTROL

The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

REQUIRED DISTRIBUTIONS

Additionally, in order to qualify as an annuity contract under the Code, a Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.

The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or the calendar year in which he or she reaches age 70 1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint life and last survivor expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70 1/2 even if they have not terminated employment. A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70 1/2. The notice will summarize the required minimum distribution rules and advise the owner of the date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under
Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70 1/2, and the owner (or the employer sponsoring the Qualified Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.

INDEPENDENT AUDITORS

The financial statements of Western-Southern Life Assurance Company Separate Account 2 and Western-Southern Life Assurance Company at December 31, 2001 and 2000, and for the periods then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.





FINANCIAL STATEMENTS

The following financial statements for Western-Southern Life Assurance Company Separate Account 2 at and for the fiscal periods indicated are attached hereto:

 1.      Report of Ernst & Young LLP.


 2.      Statement of Net Assets as of December 31, 2001.

 3. Statements of Operations and Changes in Net Assets for the periods ended December 31, 2001 and 2000.


 4.      Notes to Financial Statements.

The following statutory-basis financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:

 1.      Report of Ernst & Young LLP.


 2.      Statutory-basis Balance Sheets as of December 31, 2001 and 2000.

 3.      Statutory-basis Statements of Income for the years ended
         December 31, 2001 and 2000.

 4. Statutory-basis Statements of Changes in Capital and Surplus for the years ended December 31, 2001 and 2000.

 5. Statutory-basis Statements of Cash Flows for the years ended December 31, 2001 and 2000.


 6.      Notes to Statutory-basis Financial Statements.

FINANCIAL STATEMENTS

Western-Southern Life Assurance Company Separate Account 2

Periods ended December 31, 2001 with Report of Independent Auditors

                     Western-Southern Life Assurance Company
                               Separate Account 2

                              Financial Statements


                         Periods ended December 31, 2001





                                    CONTENTS

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Assets and Liabilities............................................2
Statement of Operations and Changes in Net Assets for the
   Periods ended December 31, 2001.............................................3
Statement of Operations and Changes in Net Assets for the
   Periods ended December 31, 2000.............................................5
Notes to Financial Statements..................................................7

                         Report of Independent Auditors

Contractholders of Western-Southern Life Assurance Company Separate Account 2 and
Board of Directors of Western-Southern Life Assurance Company

We have audited the accompanying statement of assets and liabilities of Western-Southern Life Assurance Company Separate Account 2 (comprising, respectively, the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Deutsche VIT Equity 500 Index Fund, MFS Emerging Growth Series - Initial Class, MFS Investors Trust Series - Initial Class, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone International Equity Fund, Touchstone Emerging Growth Fund, Touchstone Small Cap Value Fund, Touchstone Growth/Value Fund, Touchstone Equity Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Bond Fund, Touchstone Standby Income Fund, Touchstone Money Market Fund, and Touchstone Income Opportunity Fund) as of December 31, 2001, and the related statements of operations and changes in net assets and for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Western-Southern Life Assurance Company Separate Account 2 at December 31, 2001, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


Cincinnati, Ohio                                               Ernst & Young LLP
March 25, 2002

                          Western-Southern Life Assurance Company Separate Account 2

                                      Statement of Assets and Liabilities

                                        Periods Ended December 31, 2001

                                                                         AIM Variable                 The Alger American
                                                                     Insurance Funds, Inc.                   Fund
                                                                     (unaffiliated issuer)          (unaffiliated issuer)
                                                                ------------------------------  ------------------------------
                                                                                   V.I.             Small
                                                                V.I. Growth      Government     Capitalization       Growth
                                                                   Fund       Securities Fund      Portfolio       Portfolio
                                                                Sub-Account     Sub-Account       Sub-Account     Sub-Account
                                                                ------------------------------  ------------------------------
Assets
   Investments in securities of unaffiliated
      issuers, at fair value (cost $131,358; $26,700;
      $8,266; $56,285; $19,785; $133,470;
      $41,615; $46,130)                                             $75,248           $26,983          $5,579          $47,697
                                                                ------------------------------  ------------------------------
              Total Invested Assets                                  75,248            26,983           5,579           47,697

Other Assets (Liabilities)                                                -                (1)              1                1
                                                                ------------------------------  ------------------------------

Net Assets                                                          $75,248           $26,982          $5,580          $47,698
                                                                ==============================  ==============================



                                                                Duetsche Asset                                          PIMCO
                                                                  Management                MFS Variable              Variable
                                                                   VIT Fund               Insurance Trust         Insurance Trust
                                                            (unaffiliated issuer)      (unaffiliated issuer)   (unaffiliated issuer)
                                                                --------------  ----------------------------------   ---------------
                                                                                     Emerging         Investors         Long-Term
                                                                 Equity 500        Growth Series    Trust Series     U.S. Government
                                                                 Index Fund       - Initial Class  - Initial Class   Bond Portfolio
                                                                 Sub-Account        Sub-Account      Sub-Account       Sub-Account
                                                                --------------  ----------------------------------   ---------------
Assets
   Investments in securities of unaffiliated
      issuers, at fair value (cost $131,358; $26,700;
      $8,266; $56,285; $19,785; $133,470;
      $41,615; $46,130)                                             $16,907          $86,434          $36,637             $45,308
                                                                --------------  ----------------------------------   ---------------
              Total Invested Assets                                  16,907           86,434           36,637              45,308

Other Assets (Liabilities)                                                -                -                6                   4
                                                                --------------  ----------------------------------   ---------------

Net Assets                                                          $16,907          $86,434          $36,643             $45,312
                                                                ==============  ==================================   ===============

                                                                                    Touchstone Variable
                                                                                      Series Trust
                                                                                    (affiliated issuer)
                                                            ------------------------------------------------------------------------
                                                            International           Emerging            Small Cap       Growth/Value
                                                             Equity Fund          Growth Fund           Value Fund          Fund
                                                             Sub-Account          Sub-Account          Sub-Account       Sub-Account
                                                            ------------------------------------------------------------------------
Assets
   Investments in securities of affiliated
      issuers, at fair value (cost $181,016; $227,122;
      $28,287; $939; $99; $7,045; $39,128; $136,305;
      $134,030; $109,823; $101,944; $139,821; $101; $0)      $109,525               $201,072            $23,486              $855
                                                            ------------------------------------------------------------------------
               Total Invested Assets                          109,525                201,072             23,486               855

Other Assets (Liabilities)                                         (1)                     1                 (1)                -
                                                            ------------------------------------------------------------------------

Net Assets                                                   $109,524               $201,073            $23,485              $855
                                                            ========================================================================


                                                                                      Touchstone Variable
                                                                                         Series Trust
                                                                                      (affiliated issuer)
                                                            ------------------------------------------------------------------------
                                                               Equity     Enhanced 30   Value Plus     Growth & Income    Balanced
                                                                Fund          Fund         Fund              Fund           Fund
                                                            Sub-Account   Sub-Account   Sub-Account      Sub-Account     Sub-Account
                                                            ------------------------------------------------------------------------
Assets
   Investments in securities of affiliated
      issuers, at fair value (cost $181,016; $227,122;
      $28,287; $939; $99; $7,045; $39,128; $136,305;
      $134,030; $109,823; $101,944; $139,821; $101; $0)           $89       $6,383         $37,796          $125,016     $131,618
                                                            ------------------------------------------------------------------------
               Total Invested Assets                               89        6,383          37,796           125,016      131,618

Other Assets (Liabilities)                                          -           (1)              -                 -           (1)
                                                            ------------------------------------------------------------------------

Net Assets                                                        $89       $6,382         $37,796          $125,016     $131,617
                                                            ========================================================================


                                                                                    Touchstone Variable
                                                                                       Series Trust
                                                                                    (affiliated issuer)
                                                            ------------------------------------------------------------------------
                                                            High Yield      Bond          Standby      Money Market      Income
                                                              Fund          Fund        Income Fund        Fund     Opportunity Fund
                                                            Sub-Account  Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                                            ------------------------------------------------------------------------
Assets
   Investments in securities of affiliated
      issuers, at fair value (cost $181,016; $227,122;
      $28,287; $939; $99; $7,045; $39,128; $136,305;
      $134,030; $109,823; $101,944; $139,821; $101; $0)     $101,977     $101,952         $140,067          $101             $ -
                                                            ------------------------------------------------------------------------
               Total Invested Assets                         101,977      101,952          140,067           101               -

Other Assets (Liabilities)                                         -            -               (1)            1               -
                                                            ------------------------------------------------------------------------

Net Assets                                                  $101,977     $101,952         $140,066          $102             $ -
                                                            ========================================================================


See accompanying notes

                                       2

                          Western-Southern Life Assurance Company Separate Account 2

                               Statement of Operations and Changes in Net Assets

                                        Periods Ended December 31, 2001

                                                                       Alger                                   MFS VIT
                                                        AIM V. I.     American        Alger     Deutsche VIT   Emerging
                                                       Government      Small        American      Equity     Growth Series-
                                       AIM V.I. Growth Securities  Capitalization    Growth      500 Index   Initial Class
                                         Sub-Account   Sub-Account  Sub-Account    Sub-Account  Sub-Account   Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Income:
   Dividends and
      capital gains                         $ 180          $ 784         $ 3         $ 4,388        $ 157       $ 5,339
   Miscellaneous
      income (loss)                          (25)            (1)         (4)           (107)          (1)         (195)

Expenses:
   Mortality and expense
      risk, and
      administrative charge                   627            181          44             249          128           619
                                    --------------------------------------------------------------------------------------

   Net investment
      income (loss)                          (472)           602         (45)          4,032           28         4,525
                                    --------------------------------------------------------------------------------------

   Net change in unrealized
      appreciation (depreciation)
      on investments                      (30,431)           685        (163)         (4,202)      (2,242)      (31,865)

   Realized gain (loss)
      on investments                       (5,400)            23      (1,927)         (3,896)         (62)       (6,577)
                                    --------------------------------------------------------------------------------------

Net realized and unrealized
   gain (loss) on investments             (35,831)           707      (2,090)         (8,098)     (2,304)       (38,442)
                                    --------------------------------------------------------------------------------------

Net increase (decrease) in
   net assets resulting
   from operations                        (36,303)         1,309      (2,135)         (4,066)     (2,276)       (33,917)
                                    --------------------------------------------------------------------------------------

Contract owners activity:
   Payments received from
      contract owners                         527         10,600         750          30,330       2,429         10,902

   Transfers between sub-accounts
      (including fixed account), net       10,210           (135)        950          (3,245)       (118)        12,213

   Transfers for contract benefits
      and terminations                     (5,257)             -        (676)         (3,539)          -         (3,134)

   Contract maintenance charges             (138)           (13)        (31)            (69)        (16)          (112)
                                    --------------------------------------------------------------------------------------

Net increase (decrease) in
   net assets from contract
   transactions                             5,342         10,452         993          23,477       2,295         19,869
                                    --------------------------------------------------------------------------------------

Total increase (decrease)
   in net assets                          (30,961)        11,761      (1,142)         19,411          19        (14,048)

Net assets at beginning
   of period                              106,209         15,221       6,722          28,287      16,888        100,482
                                    --------------------------------------------------------------------------------------

Net assets at end of period              $ 75,248       $ 26,982     $ 5,580        $ 47,698    $ 16,907       $ 86,434
                                    ======================================================================================

     See accompanying notes

*    For the period May 1, 2001 (commencement of operations) to December 31,
     2001

** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

     Note: Unless otherwise noted, all sub-accounts are for the year-ended
     December 31, 2001



                                          MFS VIT
                                        Investors
                                          Trust            PIMCO Long-          Touchstone        Touchstone         Touchstone
                                     Series - Initial       Term U.S.         International        Emerging           Small Cap
                                           Class         Government Bond         Equity              Growth            Value
                                        Sub-Account        Sub-Account         Sub-Account         Sub-Account       Sub-Account
--------------------------------------------------------------------------------------------------------------------------------
Income:
   Dividends and
      capital gains                       $ 1,368             $ 3,363               $ -             $ 15,949            $ 76
   Miscellaneous
      income (loss)                           (88)                 (2)              (17)                 140               -

Expenses:
   Mortality and expense
      risk, and
      administrative charge                   314                 294               966                1,571             210
                                       --------------------------------------------------------------------------------------

   Net investment
      income (loss)                           966               3,067              (983)              14,518            (134)
                                       --------------------------------------------------------------------------------------

   Net change in unrealized
      appreciation (depreciation)
      on investments                       (5,172)             (2,164)          (32,891)             (33,092)          7,596

   Realized gain (loss)
      on investments                       (2,656)                551           (12,012)               7,973          (4,202)
                                       --------------------------------------------------------------------------------------

Net realized and unrealized
   gain (loss) on investments              (7,828)             (1,613)          (44,904)             (25,119)          3,394
                                       --------------------------------------------------------------------------------------

Net increase (decrease) in
   net assets resulting
   from operations                         (6,862)              1,454           (45,887)             (10,601)          3,260
                                       --------------------------------------------------------------------------------------

Contract owners activity:
   Payments received from
      contract owners                       5,165              11,614             6,991               21,221             499

   Transfers between sub-accounts
      (including fixed account), net        8,617               3,092            11,664              (12,864)         (4,769)

   Transfers for contract benefits
      and terminations                     (9,838)             (4,055)          (11,861)             (19,007)              -

   Contract maintenance charges               (75)                (40)             (186)                (338)            (21)
                                       --------------------------------------------------------------------------------------

Net increase (decrease) in
   net assets from contract
   transactions                             3,869              10,611             6,608              (10,988)         (4,291)
                                       --------------------------------------------------------------------------------------

Total increase (decrease)
   in net assets                           (2,993)             12,065           (39,279)             (21,589)         (1,031)

Net assets at beginning
   of period                               39,636              33,247           148,803              222,662          24,516
                                       --------------------------------------------------------------------------------------

Net assets at end of period              $ 36,643            $ 45,312         $ 109,524            $ 201,073        $ 23,485
                                       ======================================================================================

     See accompanying notes

*    For the period May 1, 2001 (commencement of operations) to December 31,
     2001

** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

     Note: Unless otherwise noted, all sub-accounts are for the year-ended
     December 31, 2001 Verification with Unit Values Rounding to Misc Income Net
     Change to Misc Income

3-4

                               Western-Southern Life Assurance Company Separate Account 2

                                    Statement of Operations and Changes in Net Assets

                                            Periods Ended December 31, 2001

                                      Touchstone      Touchstone    Touchstone      Touchstone       Touchstone          Touchstone
                                     Growth/Value*      Equity*     Enhanced 30     Value Plus     Growth & Income        Balanced
                                      Sub-Account     Sub-Account   Sub-Account    Sub-Account      Sub-Account         Sub-Account
                                     -----------------------------------------------------------------------------------------------
Income:
   Dividends and capital gains             $ -           $ -             $ 61         $ 420            $ 8,707             $ 5,959
   Miscellaneous income (loss)              (2)           (1)              (1)          (11)               208                  61

Expenses:
   Mortality and expense risk,
      and administrative charge              6             -               43           344              1,044                 979
                                         -------------------------------------------------------------------------------------------

   Net investment income (loss)             (8)           (1)              17            65              7,871               5,041
                                         -------------------------------------------------------------------------------------------

   Net change in unrealized
      appreciation (depreciation)
      on investments                       (84)          (10)            (707)          580            (17,349)             (3,818)

   Realized gain (loss)
      on investments                      (412)            -              (12)       (1,779)               326               1,134
                                         -------------------------------------------------------------------------------------------

Net realized and unrealized
   gain (loss) on investments             (496)          (10)            (719)       (1,199)           (17,023)             (2,684)
                                         -------------------------------------------------------------------------------------------

Net increase (decrease) in
   net assets resulting
   from operations                        (504)          (11)            (702)       (1,134)            (9,152)              2,357
                                         -------------------------------------------------------------------------------------------

Contract owners activity:
   Payments received from
      contract owners                    2,297           100            2,210           804              5,175              13,003

   Transfers between sub-accounts
      (including fixed account), net      (938)            -             (252)        2,210             (8,028)             17,568

   Transfers for contract benefits
      and terminations                       -             -                -        (6,718)           (15,285)            (19,020)

   Contract maintenance charges              -             -               (9)          (54)              (151)               (174)
                                         -------------------------------------------------------------------------------------------

Net increase (decrease) in
   net assets from contract
   transactions                          1,359           100            1,949        (3,758)           (18,289)             11,377
                                         -------------------------------------------------------------------------------------------

Total increase (decrease)
   in net assets                           855            89            1,247        (4,892)           (27,441)             13,734

Net assets at beginning
   of period                                 -             -            5,135        42,688            152,457             117,883
                                         -------------------------------------------------------------------------------------------

Net assets at end of period              $ 855          $ 89          $ 6,382      $ 37,796          $ 125,016           $ 131,617
                                         ===========================================================================================

    See accompanying notes

*    For the period May 1, 2001 (commencement of operations) to December 31,
     2001

** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund) Note:
     Unless otherwise noted, all sub-accounts are for the year-ended December
     31, 2001


                                             Touchstone       Touchstone       Touchstone    Touchstone Money      Touchstone Income
                                             High Yield          Bond          Standby Income      Market*            Opportunity**
                                            Sub-Account      Sub-Account        Sub-Account     Sub-Account          Sub-Account
                                         -------------------------------------------------------------------------------------------
Income:
   Dividends and capital gains                 $ 9,788           $ 6,191           $ 8,642                $ 2              $ 4,763
   Miscellaneous income (loss)                      (3)               20               (43)                 -                   11

Expenses:
   Mortality and expense risk,
      and administrative charge                    443               712             1,342                  -                  336
                                         ------------------------------------------------------------------------------------------

   Net investment income (loss)                  9,342             5,499             7,257                  2                4,438
                                         ------------------------------------------------------------------------------------------

   Net change in unrealized
      appreciation (depreciation)
      on investments                            (6,470)             (469)              441                  -               18,341

   Realized gain (loss)
      on investments                              (656)              847               (51)                 -              (20,062)
                                         ------------------------------------------------------------------------------------------

Net realized and unrealized
   gain (loss) on investments                   (7,126)              378               390                  -               (1,721)
                                         ------------------------------------------------------------------------------------------

Net increase (decrease) in
   net assets resulting
   from operations                               2,216             5,877             7,647                  2                2,717
                                         ------------------------------------------------------------------------------------------

Contract owners activity:
   Payments received from
      contract owners                            4,328            24,915           275,015                100                    -

   Transfers between sub-accounts
      (including fixed account), net            81,993             1,733           (35,041)                 -              (84,861)

   Transfers for contract benefits
      and terminations                               -            (7,224)         (242,020)                 -               (2,233)

   Contract maintenance charges                   (104)              (82)             (103)                 -                  (35)
                                         ------------------------------------------------------------------------------------------

Net increase (decrease) in
   net assets from contract
   transactions                                 86,217            19,342            (2,149)               100              (87,129)
                                         ------------------------------------------------------------------------------------------

Total increase (decrease)
   in net assets                                88,433            25,219             5,498                102              (84,412)

Net assets at beginning
   of period                                    13,544            76,733           134,568                  -               84,412
                                         ------------------------------------------------------------------------------------------

Net assets at end of period                  $ 101,977         $ 101,952         $ 140,066              $ 102                  $ -
                                         ==========================================================================================

    See accompanying notes

*    For the period May 1, 2001 (commencement of operations) to December 31,
     2001

** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

     Note: Unless otherwise noted, all sub-accounts are for the year-ended
     December 31, 2001

                                      3-4

           Western-Southern Life Assurance Company Separate Account 2

                Statement of Operations and Changes in Net Assets

                         Periods Ended December 31, 2000

                                                     AIM V.I.    Alger American      Alger       Deutsche      MFS VIT
                                                    Government       Small         American    VIT Equity     Emerging
                                    AIM V.I. Growth Securities  Capitalization      Growth     500 Index*      Growth
                                       Sub-Account  Sub-Account   Sub-Account     Sub-Account   Sub-Account  Sub-Account
                                 ------------------------------------------------------------------------------------
Income:
   Dividends and capital gains            3,499       $ 706        $ 1,584        $ 4,335         $ 10        $ 3,146
   Miscellaneous income (loss)             (264)          2           (310)            (7)           1         (1,405)

Expenses:
   Mortality and expense risk,
      and administrative charge             488          13             35            267           42            713
                                 ------------------------------------------------------------------------------------

   Net investment income (loss)           2,747         695          1,239          4,061          (31)         1,028
                                  ------------------------------------------------------------------------------------

   Net change in unrealized
      appreciation (depreciation)
      on investments                    (28,001)       (398)        (2,897)        (9,262)        (637)       (18,238)

   Realized gain (loss)
      on investments                        431           1         (1,387)        (2,287)          (2)        (2,449)
                                 ------------------------------------------------------------------------------------

Net realized and unrealized
   gain (loss) on investments           (27,570)       (397)        (4,284)       (11,549)        (639)       (20,687)
                                 ------------------------------------------------------------------------------------

Net increase (decrease) in
   net assets resulting
   from operations                      (24,823)        298         (3,045)        (7,488)        (670)       (19,659)
                                 ------------------------------------------------------------------------------------

Contract owners activity:
   Payments received from
      contract owners                   121,581       1,077          3,512         33,095        9,287         81,173

   Transfers between
      sub-accounts
      (including fixed
      account), net                      (6,492)     13,746          4,608        (22,687)       8,279            471

   Transfers for contract
       benefits and terminations           (586)          -              -         (1,139)           -         (1,374)

   Contract maintenance charges             (43)          -            (28)           (47)          (8)           (38)
                                 ------------------------------------------------------------------------------------

Net increase (decrease)
   in net assets from
   contract transactions                114,460      14,823          8,092          9,222       17,558         80,232
                                 ------------------------------------------------------------------------------------

Total increase (decrease)
   in net assets                         89,637      15,121          5,047          1,734       16,888         60,573

Net assets at beginning
  of period                              16,572         100          1,675         26,553            -         39,909
                                 ------------------------------------------------------------------------------------

Net assets at end of period           $ 106,209    $ 15,221        $ 6,722       $ 28,287     $ 16,888      $ 100,482
                                 ====================================================================================

     See accompanying notes

*    For the period May 3, 2000 (commencement of operations) to December 31,
     2000

     Note: Unless otherwise noted, all sub-accounts are for the year-ended
     December 31, 2000



                                       MFS VIT    PIMCO Long-Term  Touchstone   Touchstone    Touchstone     Touchstone   Touchstone
                                     Growth with  U.S. Government   Small Cap    Emerging    International     Income        High
                                        Income          Bond          Value      Growth         Equity       Opportunity     Yield
                                     Sub-Account    Sub-Account    Sub-Account  Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                     -----------------------------------------------------------------------------------------------
Income:
   Dividends and capital gains           $ 238          $ 478       $ 8,335     $ 41,181       $ 35,871        $ 10,487     $ 1,307
   Miscellaneous income (loss)             (13)           (11)          130         (127)             2              (6)         50

Expenses:
   Mortality and expense risk,
      and administrative charge            177             70           149        1,402          1,128             807          69
                                     -----------------------------------------------------------------------------------------------

   Net investment income (loss)             48            397         8,316       39,652         34,745           9,674       1,288
                                     -----------------------------------------------------------------------------------------------

   Net change in unrealized
      appreciation (depreciation)
      on investments                      (651)         1,495       (12,660)     (23,228)       (67,269)         (5,962)     (1,002)

   Realized gain (loss)
      on investments                       215            296           664       24,061          2,724          (5,815)       (194)
                                     -----------------------------------------------------------------------------------------------

Net realized and unrealized
   gain (loss) on investments             (436)         1,791       (11,996)         833        (64,545)        (11,777)     (1,196)
                                     -----------------------------------------------------------------------------------------------

Net increase (decrease) in
   net assets resulting
   from operations                        (388)         2,188        (3,680)      40,485        (29,800)         (2,103)         92
                                     -----------------------------------------------------------------------------------------------

Contract owners activity:
   Payments received from
      contract owners                   22,075         14,443         4,156       37,526         20,888           7,833       7,530

   Transfers between sub-accounts
      (including fixed account), net     2,111         12,860        12,154        5,997         19,764         (26,606)      4,500

   Transfers for contract
       benefits and terminations        (1,246)          (203)       (4,212)     (12,622)       (11,516)        (13,030)     (4,320)

   Contract maintenance charges            (31)            (8)          (11)        (173)          (146)            (90)        (24)
                                     -----------------------------------------------------------------------------------------------

Net increase (decrease)
   in net assets from
   contract transactions                22,909         27,092        12,087       30,728         28,990         (31,893)      7,686
                                     -----------------------------------------------------------------------------------------------

Total increase (decrease)
   in net assets                        22,521         29,280         8,407       71,213           (810)        (33,996)      7,778

Net assets at beginning of period       17,115          3,967        16,109      151,449        149,613         118,408       5,766
                                     -----------------------------------------------------------------------------------------------

Net assets at end of period           $ 39,636       $ 33,247      $ 24,516    $ 222,662      $ 148,803        $ 84,412    $ 13,544
                                     ===============================================================================================

     See accompanying notes

*    For the period May 3, 2000 (commencement of operations) to December 31,
     2000

     Note: Unless otherwise noted, all sub-accounts are for the year-ended
     December 31, 2000


                                                    Touchstone
                                       Touchstone   Growth and       Touchstone      Touchstone       Touchstone       Touchstone
                                       Value Plus     Income         Enhanced 30      Balanced            Bond       Standby Income
                                      Sub-Account  Sub-Account       Sub-Account    Sub-Account       Sub-Account      Sub-Account
                                     ----------------------------------------------------------------------------------------------
Income:
   Dividends and capital gains           $ 3,419       $ 9,913           $ 29        $ 9,894           $ 4,565          $ 5,602
   Miscellaneous income (loss)                10           282              1              6               (16)             (70)

Expenses:
   Mortality and expense risk,
      and administrative charge              215         1,360            119            908               513              697
                                     ---------------------------------------------------------------------------------------------

   Net investment income (loss)            3,214         8,835            (89)         8,992             4,036            4,835
                                     ---------------------------------------------------------------------------------------------

   Net change in unrealized
      appreciation (depreciation)
      on investments                      (1,641)        4,599           (966)         3,482             1,314              480

   Realized gain (loss)
      on investments                         (22)        3,210            913            450              (108)            (535)
                                     ---------------------------------------------------------------------------------------------

Net realized and unrealized
   gain (loss) on investments             (1,663)        7,809            (53)         3,932             1,206              (55)
                                     ---------------------------------------------------------------------------------------------

Net increase (decrease) in
   net assets resulting
   from operations                         1,551        16,644           (142)        12,924             5,242            4,780
                                     ---------------------------------------------------------------------------------------------

Contract owners activity:
   Payments received from
      contract owners                     15,190         9,917            939         15,602             5,214           55,067

   Transfers between sub-accounts
      (including fixed account), net       6,905       (56,500)       (11,302)       (12,180)            4,094           40,278

   Transfers for contract
       benefits and terminations               -       (18,142)             -        (20,464)           (6,801)         (51,448)

   Contract maintenance charges              (32)         (191)           (20)          (155)              (63)             (81)
                                     ---------------------------------------------------------------------------------------------

Net increase (decrease)
   in net assets from
   contract transactions                  22,063       (64,916)       (10,383)       (17,197)            2,444           43,816
                                     ---------------------------------------------------------------------------------------------

Total increase (decrease)
   in net assets                          23,614       (48,272)       (10,525)        (4,273)            7,686           48,596

Net assets at beginning of period         19,074       200,729         15,660        122,156            69,047           85,972
                                     ---------------------------------------------------------------------------------------------

Net assets at end of period             $ 42,688     $ 152,457        $ 5,135      $ 117,883          $ 76,733        $ 134,568
                                     =============================================================================================

    See accompanying notes

*    For the period May 3, 2000 (commencement of operations) to December 31,
     2000

     Note: Unless otherwise noted, all sub-accounts are for the year-ended
     December 31, 2000

                                      5-6

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements

                                December 31, 2001


1. ORGANIZATION

Western-Southern Life Assurance Company Separate Account 2 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct. The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2. SIGNIFICANT ACCOUNTING POLICIES

As of December 31, 2001, the Account has twenty-one investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of AIM Variable Insurance Funds, Inc., The Alger American Fund, Deutsche Asset Management VIT Fund, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust or Touchstone Variable Series Trust, each of which is an open-ended diversified management investment company. Investments are made in the sub-accounts of each Portfolio and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which each sub-account is invested. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Dividend income shown on the statement of operations includes capital gain distributions. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the annuity contracts.

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements



3. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the periods ended December 31, 2001 were as follows (year ended unless otherwise noted):



                                                              PURCHASES            SALES
                                                        --------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                     $       12,533    $          7,664
    V.I. Government Securities Fund                                11,384                 329

The Alger American Fund
    Small Capitalization Portfolio                                  1,761                 813
    Growth Portfolio                                               35,153               7,646

Deutsche Asset Management VIT Fund
    Equity 500 Index Fund                                           2,742                 418

MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class                         31,765               7,371
    Investors Trust Series - Initial Class                         17,954              13,127

PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio                       18,147               4,481

Touchstone Variable Series Trust
   International Equity Fund                                       21,594              15,969
   Emerging Growth Fund                                            51,533              48,008
   Small Cap Value Fund                                               673               5,128
   Growth/Value Fund *                                              2,983               1,631
   Equity Fund*                                                        99                   -
   Enhanced 30 Fund                                                 2,296                 330
   Value Plus Fund                                                  9,641              13,334
   Growth & Income Fund                                            18,587              29,010
   Balanced Fund                                                   39,383              22,966
   High Yield Fund                                                107,418              11,867
   Bond Fund                                                       36,320              11,484
   Standby Income Fund                                            283,645             278,582
   Money Market Fund *                                                 99                   -
   Income Opportunity Fund **                                       4,994              87,690
                                                        --------------------------------------
      Total                                                     $ 710,704           $ 567,847
                                                        ======================================


*   For the period May 1, 2001 (commencement of operations) to December 31, 2001

** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements



4. EXPENSES AND RELATED PARTY TRANSACTIONS

Certain deductions for administrative and risk charges are deducted pro rata from the Accumulation Unit Values of each Sub-Account, in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of .80% of the contract value.

The Company also deducts an annual contract maintenance charge of $35 from the contract value on each contract anniversary and upon any full surrender.

5. CHANGES IN UNITS OUTSTANDING

The following table shows a summary of units outstanding for variable annuity contracts for the periods ended December 31, 2001 and 2000 (year ended unless otherwise noted):



                                                                   2001                                       2000
                                                  ----------------------------------------   -------------------------------------
                                                                   Transfers      Net                         Transfers      Net
                                                 Units    Units    between Sub  Increase     Units   Units    between Sub  Increase
                                                 Issued  Redeemed  accounts    (Decrease)    Issued  Redeemed  accounts   (Decrease)
                                                  ----------------------------------------   -------------------------------------


AIM V.I. Growth Fund                                84     (792)   1,577       869         10,326      (51)     (775)        9,500
AIM V.I. Government Securities Fund                963       (1)     (12)      950            103        -     1,285         1,388

Alger American Small Capitalization Portfolio      105     (100)     122       127            287       (2)      273           558
Alger American Growth Portfolio                  3,350     (436)    (348)    2,566          2,797     (100)   (2,126)          571

Deutsche VIT Equity 500 Index Fund                 285       (2)     (13)      270            977       (1)      833         1,809

MFS VIT Emerging Growth  Series - Initial Class  1,385     (420)   1,359     2,324          5,459      (93)     (138)        5,228
MFS VIT Investors Trust Series - Initial Class     613   (1,202)   1,010       421          2,136     (124)      204         2,216

PIMCO Long-Term Government  Bond Portfolio         912     (315)     254       851          1,313      (19)    1,153         2,447

Touchstone International Equity Fund               509     (817)     752       444          1,070     (578)    1,052         1,544
Touchstone Emerging Growth Fund                    686     (621)    (505)     (440)         1,196     (428)       79           847
Touchstone Small Cap Value Fund                     56       (2)    (465)     (411)           369     (333)    1,237         1,273
Touchstone Growth/Value Fund *                     239        -     (140)       99              -        -         -             -
Touchstone Equity Fund *                            10        -        -        10              -        -         -             -
Touchstone Enhanced 30 Fund                        233       (1)     (25)      207             90       (2)   (1,055)         (967)
Touchstone Value Plus Fund                          70     (619)     189      (360)         1,354       (3)      620         1,971
Touchstone Growth & Income Fund                    273     (790)    (430)     (947)           522     (965)   (3,016)       (3,459)
Touchstone Balanced Fund                           624     (923)     843       544            787   (1,045)     (640)         (898)
Touchstone High Yield Fund                         455      (11)   8,650     9,094            813     (460)      512           865
Touchstone Bond Fund                             1,691     (483)     115     1,323            389     (505)      253           137
Touchstone Standby Income Fund                  20,850  (18,204)  (2,627)       19          4,258   (4,023)    3,139         3,374
Touchstone Money Market Fund *                      10        -        -        10              -        -         -             -
Touchstone Income Opportunity Fund **                -     (143)  (5,348)   (5,491)           501     (848)   (1,722)       (2,069)



*   For the period May 1, 2001 (commencement of operations) to December 31, 2001

** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

6. UNIT VALUES

A summary of the unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the periods ended December 31, 2001, follows (year ended unless otherwise noted):


                                                                             At December 31, 2001
                                                                   -----------------------------------------
                                                    Beginning                     Ending
                                                    Unit Value      Units       Unit Value       Net Assets
                                                lowest to highest   (000s)   lowest to highest     (000s)
                                                ------------------------------------------------------------


AIM Variable Insurance Funds, Inc.
      V.I. Growth Fund                                 9.80          12         6.43                  75
      V.I. Government Securities Fund                 10.88           2        11.49                  27
The Alger American Fund
      Small Capitalization Portfolio                   9.89           1         6.91                   6
      Growth Portfolio                                10.22           5         8.94                  48
Deutsche Asset Management VIT Fund
      Equity 500 Index Fund                            9.34           2         8.13                  17
MFS Variable Insurance Trust
      Emerging Growth Series - Initial Class          13.13          10         8.66                  86
      Investors Trust Series - Initial Class          10.24           4         8.53                  37
PIMCO Variable Insurance Trust
      Long-Term U.S. Government Bond Portfolio        11.64           4        12.22                  45
Touchstone Variable Series Trust
      International Equity Fund                       18.44           9        12.87                 110
      Emerging Growth Fund                            32.94           6        31.82                 201
      Small Cap Value Fund                             9.18           2        10.39                  23
      Growth/Value Fund *                             10.00           -         8.60                   -
      Equity Fund *                                   10.00           -         8.94                   -
      Enhanced 30 Fund                                10.29           1         9.04                   6
      Value Plus Fund                                 11.80           3        11.60                  38
      Growth & Income Fund                            20.50           6        19.26                 125
      Balanced Fund                                   20.84           6        21.22                 132
      High Yield Fund                                  9.08          11         9.63                 102
      Bond Fund                                       14.03           7        15.02                 102
      Standby Income Fund                             13.02          10        13.52                 140
      Money Market Fund *                             10.00           -         0.16                   -
      Income Opportunity Fund **                      15.37           -            -                   -


                                                          For the period ended December 31, 2001
                                                  -------------------------------------------------------------
                                                       Investment         Expense Ratio        Total Return
                                                    Income Ratio ***    lowest to highest    lowest to highest
                                                  -------------------------------------------------------------


AIM Variable Insurance Funds, Inc.
      V.I. Growth Fund                                0.20%               0.80%              -34.41%
      V.I. Government Securities Fund                 3.72%               0.80%                5.56%
The Alger American Fund
      Small Capitalization Portfolio                  0.05%               0.80%              -30.08%
      Growth Portfolio                                0.21%               0.80%              -12.52%
Deutsche Asset Management VIT Fund
      Equity 500 Index Fund                           0.84%               0.80%              -12.88%
MFS Variable Insurance Trust
      Emerging Growth Series - Initial Class             -                0.80%              -34.02%
      Investors Trust Series - Initial Class          0.79%                                  -16.62%
PIMCO Variable Insurance Trust
      Long-Term U.S. Government Bond Portfolio        6.73%               0.80%                5.03%
Touchstone Variable Series Trust
      International Equity Fund                          -                0.80%              -30.24%
      Emerging Growth Fund                               -                0.80%               -3.40%
      Small Cap Value Fund                            0.32%               0.80%               13.25%
      Growth/Value Fund *                                -                0.80%              -13.96%
      Equity Fund *                                      -                0.80%              -10.58%
      Enhanced 30 Fund                                1.06%               0.80%              -12.15%
      Value Plus Fund                                 1.04%               0.80%               -1.68%
      Growth & Income Fund                            3.50%               0.80%               -6.03%
      Balanced Fund                                   3.60%               0.80%                1.86%
      High Yield Fund                                16.95%               0.80%                6.08%
      Bond Fund                                       6.93%               0.80%                6.99%
      Standby Income Fund                             6.29%               0.80%                3.90%
      Money Market Fund *                             3.92%               0.80%                1.55%
      Income Opportunity Fund **                     11.29%               0.80%                   -



      *  For the period May 1, 2001 (commencement of operations) to December 31, 2001

      ** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

     *** Excludes capital gains.


           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements



7. SHARES

A summary of shares invested for variable annuity contracts as of December 31, 2001 is listed below.

        AIM Variable Insurance Funds, Inc.
            V.I. Growth Fund                               4,597 shares
            V.I. Government Securities Fund                2,340 shares
        The Alger American Fund
            Small Capitalization Portfolio                   337 shares
            Growth Portfolio                               1,297 shares
        Deutsche Asset Management VIT Fund
            Equity 500 Index Fund                          1,411 shares
        MFS Variable Insurance Trust
            Emerging Growth Series - Initial Class         4,807 shares
            Investors Trust Series - Initial Class         2,139 shares
        PIMCO Variable Insurance Trust
            Long-Term U.S. Government Bond Portfolio       4,412 shares
        Touchstone Variable Series Trust
            International Equity Fund                      4,487 shares
            Emerging Growth Fund                           1,084 shares
            Small Cap Value Fund                           3,602 shares
            Growth/Value Fund                                 99 shares
            Equity Fund                                       10 shares
            Enhanced 30 Fund                                 715 shares
            Value Plus Fund                                3,634 shares
            Growth & Income Fund                           2,590 shares
            Balanced Fund                                  9,428 shares
            High Yield Fund                                3,652 shares
            Bond Fund                                      9,822 shares
            Standby Income Fund                            4,220 shares
            Money Market Fund                                101 shares
            Income Opportunity Fund                            - shares

STATUTORY-BASIS FINANCIAL STATEMENTS

Western-Southern Life Assurance Company

Years ended December 31, 2001 and 2000 with Report of Independent Auditors

                     Western-Southern Life Assurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2001 and 2000




                                    CONTENTS

Report of Independent Auditors..........................................1

Financial Statements

Balance Sheets - Statutory-Basis........................................2
Statements of Income - Statutory-Basis..................................3
Statements of Changes in Capital and Surplus - Statutory-Basis..........4
Statements of Cash Flows - Statutory-Basis .............................5
Notes to Statutory-Basis Financial Statements...........................6

                         Report of Independent Auditors


Board of Directors
Western-Southern Life Assurance Company


We have audited the accompanying statutory-basis balance sheets of Western-Southern Life Assurance Company as of December 31, 2001 and 2000, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 10.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western-Southern Life Assurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Ohio Insurance Department.


Cincinnati, Ohio                                               Ernst & Young LLP
April 4, 2002


                     Western-Southern Life Assurance Company

                        Balance Sheets - Statutory-Basis



                                                                                               DECEMBER 31
                                                                                     2001                       2000
                                                                              ------------------------------------------
Admitted Assets                                                                               (in thousands)

Debt securities                                                                $       4,447,861       $      3,767,330
Preferred and common stocks                                                              169,062                115,581
Mortgage loans                                                                           347,047                260,578
Policy loans                                                                              50,313                 50,216
Cash, cash equivalents and short-term investments                                        325,306                104,780
Other invested assets                                                                     88,596                 50,780
                                                                              -------------------     ------------------
Total cash and invested assets                                                         5,428,185              4,349,265

Investment income due and accrued                                                         63,004                 59,198
Reinsurance due, held by parent                                                           33,920                 34,193
Deferred tax asset                                                                        35,693                      -
Other admitted assets                                                                      2,256                    982
Separate account assets                                                                  211,345                263,918
                                                                              -------------------     ------------------
Total admitted assets                                                          $       5,774,403       $      4,707,556
                                                                              ===================     ==================

LIABILITIES AND CAPITAL AND SURPLUS

Policy reserves                                                                $       4,898,487       $      3,975,799
Liability for deposit-type contracts                                                      37,590                 34,507
Policy and contract claims in process of settlement                                        8,959                  8,116
Amounts due to affiliates:
   Federal income taxes payable                                                                -                  5,827
   Reinsurance premiums                                                                   23,681                 26,441
   General expenses                                                                       (6,148)                14,383
Liability for temporary investments held for affiliates                                  195,154                 70,883
Borrowed money and interest                                                               15,266                      -
Other liabilities                                                                        116,554                 30,419
Interest maintenance reserve                                                              12,480                  7,810
Asset valuation reserves                                                                  21,810                 35,155
Separate account liabilities                                                             211,345                263,918
                                                                              -------------------     ------------------
Total liabilities                                                                      5,535,178              4,473,258
                                                                              -------------------     ------------------



Common stock, $1 par value, authorized 10,000,000 shares,
   issued and outstanding 2,500,000 shares                                                 2,500                  2,500
Paid-in surplus                                                                          239,000                239,000
Unassigned deficit                                                                        (2,275)                (7,202)
                                                                              -------------------     ------------------
Total capital and surplus                                                                239,225                234,298
                                                                              -------------------     ------------------
Total liabilities and capital and surplus                                      $       5,774,403       $      4,707,556
                                                                              ===================     ==================


See accompanying notes.


                     Western-Southern Life Assurance Company

                     Statements of Income - Statutory-Basis



                                                                                       YEAR ENDED DECEMBER 31
                                                                                     2001                  2000
                                                                              --------------------------------------
                                                                                           (IN THOUSANDS)
Revenue:
   Premiums                                                                   $        1,259,962    $       836,073
   Net investment income                                                                 332,588            318,433
   Other                                                                                     232                218
                                                                              -------------------  -----------------
                                                                                       1,592,782          1,154,724

Policy benefits and expenses:
   Death benefits                                                                         62,929             60,030
   Annuity benefits                                                                       98,434             90,403
   Surrender benefits                                                                    354,874            476,747
   Other benefits                                                                          2,545              2,393
   Increase in policy reserves                                                           932,169            367,249
   Net transfers from separate accounts                                                  (29,142)            (7,187)
   Commissions on premiums                                                                77,320             53,289
   General expenses                                                                       61,453             73,345
                                                                              -------------------  -----------------
                                                                                       1,560,582          1,116,269
                                                                              -------------------  -----------------

Gain from operations before federal income tax expense
     and net realized capital losses                                                      32,200             38,455

Federal income tax expense                                                                 4,969              8,430
                                                                              -------------------  -----------------
Net gain from operations before net realized capital
     losses                                                                               27,231             30,025

Net realized capital losses, less federal income tax
     benefit of $(2,335) in 2001 and $(3,297) in 2000
     and transfers to (from) the interest maintenance
     reserve of $9,093 in 2001 and $(7,822) in 2000                                      (22,106)           (14,169)
                                                                              -------------------  -----------------
Net income                                                                    $            5,125    $        15,856
                                                                              ===================  =================


See accompanying notes.


                     Western-Southern Life Assurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis



                                                                                                  YEAR ENDED DECEMBER 31
                                                                                                 2001                2000
                                                                                         --------------------------------------
                                                                                                      (IN THOUSANDS)

Capital and surplus, beginning of year                                                   $         234,298    $        203,430
   Net income                                                                                        5,125              15,856
   Change in net unrealized gains (net of deferred taxes of
      of $9,532)                                                                                   (17,793)            (29,146)
   Change in deferred income tax                                                                   (14,232)                  -
   Change in reserve on account of change in valuation basis                                             -              31,741
   Change in asset valuation reserve                                                                 8,608              12,369
   Cumulative effect of changes in accounting principles                                            22,234                   -
   Other changes, net                                                                                  985                  48
                                                                                         ------------------  ------------------
Capital and surplus, end of year                                                         $         239,225    $        234,298
                                                                                         ==================  ==================




See accompanying notes.

                    Western-Southern Life Assurance Company

                   Statements of Cash Flows - Statutory-Basis



                                                                                       YEAR ENDED DECEMBER 31
                                                                                    2001                    2000
                                                                              ----------------------------------------
                                                                                            (IN THOUSANDS)
OPERATING ACTIVITIES:
Premium and annuity considerations                                            $        1,250,020     $        829,057
Net investment income received                                                           326,744              296,697
Surrender and annuity benefits paid                                                     (355,413)            (473,539)
Death and other benefits to policyholders                                               (170,442)            (152,892)
Commissions, other expenses and taxes paid                                              (150,639)            (126,321)
Net transfers from separate accounts                                                      29,142                7,187
Federal income taxes paid to parent                                                      (13,497)             (29,326)
Other, net                                                                               170,669               73,276
                                                                              -------------------   ------------------
Net cash provided by operating activities                                              1,086,584              424,139

INVESTMENT ACTIVITIES:
Proceeds from investments sold, matured or repaid:
     Bonds                                                                             4,114,598              951,990
     Stocks                                                                               45,303               25,622
     Mortgage loans                                                                        8,865                7,917
     Other invested assets                                                                 2,834                1,056
                                                                              -------------------   ------------------
Total investment proceeds                                                              4,171,600              986,585
Taxes paid on capital gains                                                               3,297                   275
                                                                              -------------------   ------------------
Net proceeds from investments sold, matured or repaid                                  4,174,897              986,860

Cost of investments acquired:
     Bonds                                                                            (4,805,826)          (1,222,496)
     Stocks                                                                             (132,197)             (59,233)
     Mortgage loans                                                                      (95,370)             (64,078)
     Other invested assets                                                               (20,671)             (26,346)
                                                                              -------------------   ------------------
Total cost of investments acquired                                                    (5,054,064)          (1,372,153)

Net change in policy and other loans                                                         (97)                 506
                                                                              -------------------   ------------------
Net cash used by investment activities                                                  (879,264)            (384,787)
                                                                              -------------------   ------------------

FINANCING ACTIVITIES
Borrowed money                                                                            15,266                    -
Deposits on deposit-type contract funds and other
   liabilities without life or disability contingencies                                    7,989                6,965
Withdrawals on deposit-type contract funds and other
   liabilities without life or disability contingencies                                  (10,049)              (6,034)
                                                                                 ----------------      ---------------
Net cash provided by financing activities                                                 13,206                  931
                                                                                 ----------------      ---------------

Net change in cash, cash equivalents and short-term
investments                                                                              220,526               40,283
Cash, cash equivalents and short-term investments:
     Beginning of year                                                                   104,780               64,497
                                                                              -------------------   ------------------
     End of year                                                               $         325,306     $        104,780
                                                                              ===================   ==================


See accompanying notes.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements

6
                           December 31, 2001 and 2000

1. ORGANIZATION AND NATURE OF BUSINESS

Western-Southern Life Assurance Company (the Company) is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance Company. The Company is domiciled in Ohio.

The Company offers individual annuities and interest-sensitive life insurance products through Western and Southern's agents and various financial institutions. The Company is licensed in forty-five states and the District of Columbia, actively selling in twenty-one states, and 93% of its field force is located in sixteen Midwest and South-central states.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

o Certain assets are excluded from the statement of admitted assets, liabilities and capital and surplus as "non-admitted assets" (principally furniture and equipment) for statutory reporting purposes.

o Debt securities are carried at amortized cost for statutory purposes rather than fair value.

o Effective January 1, 2001, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

o The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

o The costs of acquiring and renewing business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity of the individual security sold. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "interest maintenance reserve" (IMR). Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

o For statutory reporting purposes, the "asset valuation reserve" (AVR) is determined by an NAIC prescribed formula and is reported as a liability; AVR is not recognized under GAAP.

o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required by GAAP.

o Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

See Note 10 for a reconciliation of the Company's surplus and net income from statutory to GAAP.

Effective January 1, 2001, the NAIC revised the Accounting Practices and Procedures

Manual in a process referred to as codification. The Department has adopted the provisions of the revised manual. The Company recorded, directly to surplus, a cumulative effect of the changes in accounting principles of $22,234,000. Included in the adjustment is an increase in surplus of approximately $39,156,000 related to the impact of recognizing a net admitted deferred tax asset.

Other significant accounting policies are as follows:

REVENUES AND EXPENSES

Life and accident and health premiums are recognized as revenue when due. Subsequent to January 1, 2001, premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity and risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Prior to January 1, 2001 life, annuity, accident and health premiums are recognized as revenue when due. Commissions and other costs of acquiring the policies are charged to expense when incurred.

VALUATION OF INVESTMENTS

Debt securities and stock values are as prescribed by the NAIC; debt securities principally at amortized cost using the interest method, redeemable preferred stocks, which have characteristics of debt securities and are rated as high quality or better, at cost and all other stocks at market. Value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains/(losses) were reported in unassigned surplus without any adjustment for federal income taxes.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

The Company's subsidiaries are reported at their underlying statutory equity plus the admitted portion of goodwill. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Prior to January 1, 2001, the Company reported the net change in the subsidiaries equity in net investment income in 2000.

Mortgage loans are reported at unpaid principal balances, less allowance for impairment.

Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

Joint ventures and partnerships are carried at the Company's interest in the underlying GAAP equity of the joint venture or partnership. The carrying value shown in the balance sheets under "other invested assets" approximates the fair value. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the joint venture or partnership are reported as net investment income when declared.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of debt securities, stocks, mortgage loans, real estate and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the approximate remaining life of the investments sold. The net gain (loss) deferred as a result of recording the interest maintenance reserve was $9,093,000 and $(7,822,000), net of federal income tax expense (benefit) of $4,896,000 and $(4,212,000) in 2001 and 2000, respectively.

Realized capital gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized capital gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for permanent declines in value of debt securities, mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not permanent, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

POLICY RESERVES

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:



                                                                                   PERCENTAGE OF
                                                                                      RESERVES
                                                                         -----------------------------------
                                                                              2001              2000
                                                                         ---------------- ------------------
    Life insurance:
         1958 and 1980 Commissioners standard Ordinary,
         31/2% -51/2%                                                         19.2%             22.9%
    Annuities:
         Various, 21/2 -8 1/4%                                                80.5              76.8
    Supplemental benefits:
         Various, 21/2% -81/4%                                                 0.3               0.3
                                                                         ---------------- ------------------
                                                                             100.0%            100.0%
                                                                         ================ ==================


Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating.

As of December 31, 2001, reserves of $5,038,000 are recorded on inforce amounts of $1,332,087,000 for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

POLICY AND CONTRACT CLAIMS

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2001 and 2000. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements in 2001. The transactions have been reflected as financing transactions requiring the asset and the liability for the repurchase to remain on the Company's financial statements. Included in the Company's available-for-sale portfolio are approximately $15,266,000 of mortgage-backed securities, which are currently subject to the reverse repurchase agreements.

SEPARATE ACCOUNTS

The Company maintains two separate accounts that hold investments related to the Company's variable annuity products. The assets of the separate accounts consist primarily of mutual funds, which are recorded at market value.

The activity within the separate accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts with unrelated entities. The net effect of premiums related to reinsurance contracts with related parties less experience refunds, benefits incurred and adjustments to reserves specified in the agreement and related expenses have been included in general expenses.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

FEDERAL INCOME TAXES

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained in the parent company under the tax sharing agreement.

USE OF ESTIMATES

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATION

Previously reported amounts for 2000 have in some instances been reclassified to conform to the 2001 presentation.

3. DEBT AND EQUITY SECURITIES

Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investment. The amortized cost and estimated fair values of debt securities at December 31, 2001 and 2000, are as follows:




                                                                            2001
                                              -----------------------------------------------------------------
                                              AMORTIZED COST  UNREALIZED GAINS    UNREALIZED      ESTIMATED
                                                                                    LOSSES        FAIR VALUE
                                              --------------- ----------------- --------------- ---------------
                                                                     (IN THOUSANDS)
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                  $     66,269    $        1,652   $         1,037  $       66,884
Debt securities issued by states
   of the U.S. and political
   subdivisions of the states                         12,699             692                 -          13,391
Corporate securities                               2,825,939         102,754            43,816       2,884,877
Mortgage-backed securities                         1,542,954          44,079             3,892       1,583,141
                                              --------------- --------------- ----------------- ---------------
     Total                                    $    4,447,861  $      149,177  $         48,745  $    4,548,293
                                              =============== =============== ================= ===============


                                                                            2000
                                              -----------------------------------------------------------------
                                              Amortized Cost    Unrealized       Unrealized       Estimated
                                                                  Gains            Losses         Fair Value
                                              -----------------------------------------------------------------
                                                                       (in thousands)
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                  $       33,183  $        1,870  $              -   $      35,053
Debt securities issued by states
   of the U.S. and political
   subdivisions of the states                         70,357           2,348             1,243          71,462
Corporate securities                               2,368,391          52,712            73,426       2,347,677
Mortgage-backed securities                         1,295,399          24,321             4,804       1,314,916
                                              --------------- --------------- ----------------- ---------------
     Total                                    $    3,767,330  $       81,251  $         79,473   $   3,769,108
                                              =============== =============== ================= ===============


The amortized cost and estimated fair value of debt securities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                    AMORTIZED        ESTIMATED FAIR
                                                      COST                VALUE
                                                 ----------------- -----------------
                                                           (IN THOUSANDS)

   Due in one year or less                       $        119,058  $        121,599
   Due after one year through five years                  828,867           863,731
   Due after five years through ten years               1,477,555         1,496,716
   Due after 10 years                                     479,427           483,106
   Mortgage-backed securities                           1,542,954         1,583,141
                                                 ----------------- -----------------

          Total                                  $      4,447,861  $      4,548,293
                                                 ================= =================


Proceeds from sales of investments in debt securities during 2001 and 2000 were $1,847,579,000 and $936,757,000, respectively. Gross gains of $24,339,000 and
$5,302,000 and gross losses of $11,018,000 and $17,057,000 were realized on those sales in 2001 and 2000, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:




                                                                          2001
                                             ---------------------------------------------------------------
                                                  COST         UNREALIZED      UNREALIZED         FAIR
                                                                  GAINS          LOSSES           VALUE
                                             --------------- --------------- ---------------- --------------
                                                                      (IN THOUSANDS)
   Preferred stocks                          $      114,748  $          552   $        5,009  $     110,291
                                             =============== =============== ================ ==============
   Common stocks                             $       53,741  $        2,692   $        5,788  $      50,645
   Subsidiaries                                      85,847               -           82,178          3,669
                                             --------------- --------------- ---------------- --------------
        Total common stock                   $      139,588  $        2,692   $       87,966  $      54,314
                                             =============== =============== ================ ==============






                                                                         2000
                                            ----------------------------------------------------------------
                                                 Cost          Unrealized       Unrealized         Fair
                                                                  Gains           Losses          Value
                                            ---------------- --------------- ----------------- -------------
                                                                      (in thousands)

    Preferred stocks                        $        44,534  $           181  $         1,381  $     43,334
                                            ================ ================ ================ =============
    Common stocks                           $        63,876  $         4,244  $         7,073  $     61,047
    Subsidiaries                                     65,377                -           55,377        10,000
                                            ---------------- ---------------- ---------------- -------------
         Total common stock                 $       129,253  $         4,244  $        62,450  $     71,047
                                            ================ ================ ================ =============


Proceeds from sales of investments in equity securities during 2001 and 2000 were $45,303,000 and $25,622,000, respectively. Gross gains of $1,017,000 and $2,240,000 and gross losses of $5,558,000 and $1,507,000 were realized on those sales in 2001 and 2000, respectively.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are disclosed in Note 3.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $347,047,000 and $356,847,000, and $260,578,000 and $264,972,000 at
December 31, 2001 and 2000, respectively.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $4,870,490,000 and $4,732,628,000, and $3,968,191,000 and $3,836,169,000 at December 31, 2001 and
2000, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $50,313,000 and $50,216,000 at December 31, 2001 and 2000, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

5. CONCENTRATIONS OF CREDIT RISK

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $427,069,000, with an aggregate fair value of $416,789,000 Those holdings amounted to 9.57% of the Company's investments in bonds and 7.45% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. The Company considers these evaluations in their overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 54.62% of such mortgages, or $189,556,000, involved properties located in Ohio and Texas. Such investments consist of first mortgage liens on completed income-producing properties; the mortgage outstanding on any individual property does not exceed $22,700,000.

During 2001, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 6.9% and 8.0%. No other categories of mortgage loans were issued. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2001, the Company held no mortgages with interest overdue beyond one year. At December 31, 2001, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2001, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2001, the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required.

6.  RELATED PARTY TRANSACTIONS

The Company has three modified coinsurance agreements under which it cedes all of its universal life insurance business to its parent. Under the terms of the agreement, the Company retains the reserves and related assets. The Company also records in its summaries of operations premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business. The net effect of the agreements on operations of the Company has been recorded as an increase in general expenses of $11,132,000 and $10,501,000 in 2001 and 2000, respectively.

The Company terminated its coinsurance agreement under which it assumed all of Western and Southern's flexible premium annuity business during 2001. Under the terms of this agreement, the Company assumed reserves of $20,664,000 as of December 31, 2000. Amounts included in the statement of income resulting from this agreement were as follows:

                                                           2000
                                                    --------------------
                                                      (in thousands)

         Premiums                                   $             115
         Net investment income                                 (1,998)
         Benefits and expenses                                  3,829
         Decrease in policy reserves                           (2,155)

Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance agreement.

The net amount of reduction to capital and surplus at December 31, 2001 if all reinsurance agreements were cancelled is $109,870,415.

The Company has no employees of its own and reimburses its parent for management services and rent. Management services provided by the parent amounted to $46,588,000 and $43,548,000 in 2001 and 2000, respectively. Rent expense was $4,534,000 and $4,439,000 in 2001 and 2000, respectively.

During 2001, Touchstone Securities, Inc. and Fort Washington Brokerage Services
(FWBS) were transferred from IFS Financial Services (IFS), a wholly owned subsidiary, to the Company. Touchstone Securities, Inc. and FWBS are now wholly owned subsidiaries of the Company. During 2001, capital contributions of $6,704,000 and $1,866,000 were made to Touchstone Securities, Inc. and FWBS, respectively. Additionally, the Company paid commissions of $1,622,000 and $1,289,000 to Touchstone Securities, Inc. and FWBS, respectively.

During 2001 and 2000, the Company made capital contributions of $11,900,000 and $16,983,000 respectively, to IFS. Additionally, the Company pays commissions to IFS for sales made on behalf of the Company. These commissions totaled $9,079,000 and $5,325,000 in 2001 and 2000, respectively.

At December 31, 2001 and 2000, the Company had $50,645,000 and $54,693,000,
respectively, invested in the Touchstone Funds, mutual funds administered by Touchstone Advisors, Inc., a wholly owned subsidiary of IFS.

7. FEDERAL INCOME TAXES

The Company is included in the consolidated return for Western and Southern. As of December 31, 2001 and 2000, the Company had a payable to Western and Southern in the amount of $10,200,000 and $29,051,000, respectively, related to federal income taxes payable.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

The components of the net deferred tax asset at December 31, 2001 are as follows (in thousands):

                   Gross deferred tax assets                      $ 64,680
                   Gross deferred tax liabilities                   12,938
                   Deferred tax assets non-admitted                 16,047
                   Change in deferred tax assets non-admitted       (1,238)

The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, 2001 are as follows (in thousands):

                   Current income tax expense (benefit):
                        Operations                        $       4,969
                        Realized capital losses                  (2,335)

                   Decrease in deferred tax assets                5,193
                   Decrease in deferred tax liabilities            (494)
                                                          --------------
                   Net change in deferred taxes           $       4,699
                                                          ==============

The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Gain from Operations Before Federal Income Tax Expense and Net Realized Capital Losses. The significant differences for the year ended December 31, 2001 are as follows:

                                                       2001
                                                  --------------
                                                  (IN THOUSANDS)

          Expected federal income tax expense       $    11,270
          Book over tax reserves                          2,820
          Net DAC adjustment                              3,100
          Dividend received deduction                    (1,450)
          Accrued market discount                        (5,726)
          Non-qualified pension                          (5,224)
          Tax credits                                      (155)
          Prior year under-accrual                          803
          Other                                            (469)
                                                  --------------
          Total incurred income tax expense       $       4,969
                                                  ==============

8. RECONCILIATION TO ANNUAL STATEMENT

Certain items on the balance sheets have been reclassified which results in a difference between the total admitted assets on the accompanying balance sheets and total admitted assets reported in the 2001 and 2000 annual statements. The reclasses had no effect on income or capital and surplus. Reconciliation to the annual statement total admitted assets as of December 31, 2001 and 2000 is summarized as follows:



                                                                             2001                2000
                                                                       -------------------------------------
                                                                                   (IN THOUSANDS)

  Total admitted assets per accompanying
    balance sheets                                                      $   5,774,403     $       4,707,556
  Life insurance premium and annuity considerations
    deferred and uncollected                                                  (23,681)               26,441)
  Unpaid losses on reinsurance ceded                                           (8,356)               (7,019)
                                                                       ----------------- -------------------
        Total admitted assets per annual statement                      $   5,742,366     $       4,674,096
                                                                       ================= ===================


9. COMMITMENTS AND CONTINGENCIES

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes its defenses are meritorious and that the eventual outcome will not have a material effect on the Company's financial position.

At December 31, 2001, the Company does not have any material leases for office space or equipment.


10. REGULATORY MATTERS

A reconciliation of SAP Surplus to GAAP Surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:


                                                                                  2001                2000
                                                                          -------------------- ------------------
                                                                                       (IN THOUSANDS)

  SAP surplus                                                             $          239,226   $        234,298
  Deferred policy acquisition costs                                                  266,218            285,247
  Policy reserves                                                                     13,255             35,081
  Asset valuation and interest maintenance reserves                                   34,434             42,964
  Income taxes                                                                       (90,685)           (31,460)
  Net unrealized loss on available-for-sale    securities                             98,640            (15,184)
  Other, net                                                                        (170,827)          (191,396)
                                                                          -------------------- ------------------
  GAAP surplus                                                            $          390,261   $        359,550
                                                                          ==================== ==================

                                                                                   2001               2000
                                                                          ------------------- -------------------
                                                                                       (IN THOUSANDS)
  SAP net income                                                          $            5,125   $         15,856
  Deferred policy acquisition costs                                                   33,142            (10,893)
  Policy reserves                                                                    (24,677)           (19,589)
  Income taxes                                                                        (8,332)             6,585
  Interest maintenance reserve                                                         4,979            (11,767)
  Other, net                                                                            (298)            16,294
                                                                          ------------------- -------------------
  GAAP net income                                                         $             9,939  $         (3,514)
                                                                          =================== ===================


The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2001 and 2000, the Company substantially exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Under Ohio law, the Company is subject to certain statutory restrictions on dividends it may pay to its parent. Dividends paid from other than "earned surplus" also require prior regulatory approval. During 2001 and 2000, the Company did not pay dividends to Western and Southern.

11. ANNUITY RESERVES

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:



                                                                                    AMOUNT         PERCENT
                                                                              ---------------   -------------
                                                                                       (IN THOUSANDS)
  Subject to discretionary withdrawal:
     At book value less current surrender charge of 5% or more                $    2,476,455           59.1 %
     At market value                                                                 211,345            5.0 %
     Subject to discretionary withdrawal (without
       adjustment) at book value with minimal or no
       charge or adjustment
                                                                                   1,434,893           34.3 %
  Not subject to discretionary withdrawal *                                           65,859            1.6 %
  Total net annuity reserves and deposit fund liabilities                     $    4,188,552            100 %
                                                                              ===============   ============



* Amount is net of $127,000 of reserves ceded through a reinsurance agreement.



The net annuity reserves and deposit fund liabilities shown above are included in "Policy reserves" in the balance sheets.

12. SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds, which are administered for variable annuity contracts. The assets consist of mutual funds. The assets are carried at market value.

The separate account assets do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2001 is as follows:




                                                                                            NONGUARANTEED
                                                                                          SEPARATE ACCOUNTS
                                                                                        ----------------------
                                                                                           (IN THOUSANDS)
     Premiums, deposits and other considerations for the year ended
      December 31, 2001                                                                 $              14,115
                                                                                        ======================

     Reserves for separate accounts as of December 31, 2001
          (all subject to discretionary withdrawal)                                     $             211,345
                                                                                        ======================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                       20



                                                                                                 2001
                                                                                         ---------------------
                                                                                             (IN THOUSANDS)

      Transfers as reported in the statements of income of the separate accounts statement:
           Transfers to separate accounts                                                $             14,115
           Transfers from separate accounts                                                            43,317
                                                                                         ---------------------
      Net transfers from separate accounts                                                            (29,202)

      Reconciling Adjustments:
            Miscellaneous income                                                                           60
                                                                                         ---------------------
      Net transfers as reported in the statements of income                              $            (29,142)
                                                                                         =====================


13. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2001, were as follows:




                                                                                                   NET OF
                                                                                 GROSS            LOADING
                                                                           ------------------ ---------------
                                                                                    (IN THOUSANDS)

      Ordinary new business                                                $            (36)   $        (103)
      Ordinary renewal                                                              (23,942)         (23,485)
                                                                           ------------------ ---------------

      Total                                                                $        (23,978)   $     (23,588)
                                                                           ================== ===============


DISTRIBUTOR                                SUB-ACCOUNTS

Touchstone Securities, Inc.                O AIM V.I. GROWTH
221 East Fourth Street, Suite 300          O AIM V.I. GOVERNMENT SECURITIES
Cincinnati, Ohio  45202                    O ALGER AMERICAN SMALL CAPITALIZATION
(800) 669-2796 (press 3)                   O ALGER AMERICAN GROWTH
                                           O SCUDDER EQUITY 500 INDEX
                                           O MFS VIT EMERGING GROWTH
TOUCHSTONE VARIABLE ANNUITY                O MFS VIT INVESTORS TRUST
SERVICE CENTER                             O PIMCO VIT LONG-TERM U.S. GOVERNMENT
P.O. Box 2850                              O TOUCHSTONE INTERNATIONAL GROWTH
Cincinnati, Ohio 45201-2850                O TOUCHSTONE EMERGING GROWTH
(800) 669-2796 (press 2)                   O TOUCHSTONE SMALL CAP VALUE
                                           O TOUCHSTONE GROWTH/VALUE
                                           O TOUCHSTONE LARGE CAP GROWTH
                                           O TOUCHSTONE ENHANCED 30
                                           O TOUCHSTONE VALUE PLUS
                                           O TOUCHSTONE GROWTH & INCOME
                                           O TOUCHSTONE BALANCED
                                           O TOUCHSTONE HIGH YIELD
                                           O TOUCHSTONE BOND
                                           O TOUCHSTONE STANDBY INCOME
                                           O TOUCHSTONE MONEY MARKET




                                      STATEMENT OF
                                      ADDITIONAL INFORMATION
                                      MAY 1, 2002

PART C
ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS (a) All required financial statements are included in Part B.

(b) Exhibits:
(1) Resolutions of the Executive Committee of the Board of Directors of Western-Southern Life Assurance Company (the "Company") establishing Western-Southern Life Assurance Company Separate Account 2. (7)
(2)    Not Applicable.
(3)    (a)    Distributor Agreement between the Company (on behalf of Separate
              Account 2) and Touchstone Securities, Inc. (3)
       (b)    Commission Schedule. (3)
       (c)    Specimen General Agency Agreement between Touchstone
              Securities, Inc. and its dealers. (6)
(4)    (a)    Specimen Touchstone Advisor Variable Annuity Contract
              9408-5570-WSA. (7)
       (b)    Specimen Endorsement for SIMPLE IRA 9801-5600 WSA END.(6)
       (c)    Specimen Endorsement for IRA 9801-5606 WSA END. (6)
       (d)    Specimen Endorsement for SEP-IRA 9801-5614 WSA END. (6)
       (e)    Specimen Tax Sheltered Annuity Endorsement 9801-5620 WSA END. (7)
       (f)    Specimen Endorsement for Roth IRA 9801-5607 WSA END. (6)
       (g)    Specimen 401 Plan Endorsement 9801-5611 WSA END. (6)
       (h)    Specimen Endorsement 9912-5571 WSA END. (10)
(5) Specimen Application Form for Touchstone Advisor Variable Annuity Contract DO-11-IFS-VARII-9805. (7)
(6)    (a)    Amended Articles of Incorporation of the Company. (1)
       (b)    Amended Code of Regulations of the Company. (1)
(7)    Not Applicable.
(8)    (a)    Administration Agreement between Investors Bank & Trust Company and Select Advisors Variable Insurance Trust ("VIT") n/k/a
              Touchstone Variable Series Trust ("TVST"). (2)
       (b)    Fund Accounting Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (2)
       (c)    Amended and Restated Custodian Agreement between Investors
              Bank & Trust Company and VIT n/k/a TVST. (8)
       (d)    Restated and Amended Sponsor Agreement between Touchstone
              Advisors, Inc. and TVST. (9)
       (e)    (i)     Fund Participation Agreement between Western-Southern Life
                      Assurance Company ("WSLAC") and VIT n/k/a TVST. (9)

              (ii) Amendment No. 1 to Fund Participation Agreement between WSLAC and TVST. (9)
              (iii) Participation Agreement among The Alger American Fund, WSLAC and Fred Alger & Company. (9)
              (iv) Service Agreement between Fred Alger Management Inc. and WSLAC. (9)
              (v) Participation Agreement among AIM Variable Insurance Funds, Inc., WSLAC and Touchstone Securities, Inc. (9)

              (vi) Participation Agreement among MFS Variable Insurance Trust, WSLAC and Massachusetts Financial Services
                      Company. (9)
              (vii) Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (9)
              (viii) Service Agreement between PIMCO Funds Distributors LLC and WSLAC. (9)
              (ix) Administrative Services Agreement between WSLAC and AIM Advisors, Inc. (9)
              (x) Second Amendment to Fund Participation Agreement between WSLAC and TVST. (11)
              (xi) Third Amendment to Fund Participation Agreement between WSLAC and TVST. (11)
              (xii) Amendment No. 1 to Participation Agreement between The Alger American Fund, WSLAC and Fred Alger & Company (11)
              (xiii) Amendment No. 1 to Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC (11)
              (xiv) Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company, and WSLAC. (11)
              (xv) Administrative Services Agreement between WSLAC and Bankers Trust Company. (11)
              (xvi) Amendment No. 1 to Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company and WSLAC (11)
              (xvii) Amendment No. 1 to Administrative Services Agreement between WSLAC and Bankers Trust Company (11)
              (xviii) Amendment to Participation Agreement among WSLAC, PIMCO
                      Variable Insurance Trust and PIMCO Funds Distributors LLC (filed herewith)
(9)    Opinion and Consent of Donald J. Wuebbling, Esq. (7)
(10)   (a) Consent of Ernst & Young LLP. (filed herewith)
(11)   Not Applicable.
(12)   Not Applicable.
(13) Schedule for Computation of Performance Quotations provided in Registration Statement in response to Item 21. (3)
(99)   Powers of Attorney -- Directors of the Company. (filed herewith)
------------------------------------------------------------------------------
(1) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission
(the "SEC") on April 29, 1996 (File No. 33-79906)
(2) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of TVST filed with the SEC on February 28, 1997
(File Nos.033-76566 and 811-08416)
(3) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement filed with the SEC on April 30, 1998 (File Nos. 033-79906 and 811-8550)
(4) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement filed with the SEC on May 1, 1998 (File Nos. 033-76582 and 811-08420)
 (5) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of TVST filed with the SEC on July 30, 1998 (File Nos. 033-76566 and 811-08416)
(6) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-76582 and 811-8420)
(7) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos.

033-79906 and 811-8550)
(8) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Touchstone Variable Series Trust filed with the SEC on April 30, 1999 (File Nos. 033-76566 and 811-08416).
(9) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement of Western-Southern Life Assurance Company Separate Account 1 filed with the SEC on April 28, 2000 (File Nos. 033-76582 and 811-08420).
(10) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement filed with the SEC on April 28, 2000 (File Nos. 033-79906 and 811-08550).
(11) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement filed with the SEC on April 27, 2001 (File Nos. 033-79906 and 811-08550).

ITEM 25. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR
The directors and officers of the Company are listed below. Unless otherwise noted, the principal business address of all persons listed in Item 25 is 400 Broadway, Cincinnati, Ohio 45202.
William J. Williams                      Director

John F. Barrett                          Chairman of the Board and Director,
                                         Chief Executive Officer and President

James N. Clark                           Director and Secretary

Eugene P. Ruehlmann                      Director
Vorys, Sater, Seymour and Pease
Suite 2100 Atrium Two
221 East Fourth Street
Cincinnati, Ohio 45202

Thomas L. Williams                       Director
North American Properties
212 East Third Street
Suite 300
Cincinnati, Ohio 45202

Donald A. Bliss                          Director
10892 East Fanfol Lane
Scottsdale, Arizona 85259

George H. Walker, III                    Director
Stifel, Nicolaus & Co.
500 N. Broadway
St. Louis, Missouri 63102


Jo Ann Davidson                          Director
JAD and Associates LLC
37 West Broad Street, Suite 970
Columbus, OH  43215

Edward J. Babbitt                        Vice President and Senior Counsel

Herbert R. Brown                         Senior Vice President


Keith T. Clark                           Vice President and Medical
                                         Director


Robert J. DalSanto                       Vice President


Bryan C. Dunn                            Senior Vice President and Chief
                                         Marketing Officer

David G. Ennis                           Vice President and Auditor


Clint D. Gibler                          Senior Vice President and Chief
                                         Information Officer


Noreen J. Hayes                          Senior Vice President


Edward S. Heenan                         Senior Vice President

David T. Henderson                       Vice President

Thomas D. Holdridge                      Vice President

Bradley J. Hunkler                       Vice President and Comptroller


Carroll R. Hutchinson                    Senior Vice President


Robert S. Kahn                           Vice President

James Korcykoski                         Vice President and Chief Technology
                                         Officer


William F. Ledwin                        Senior Vice President and Chief
                                         Investment Officer

Harold V. Lyons                          Vice President


Constance M. Maccarone                   Vice President
Jill T. McGruder                         Senior Vice President


J. J. Miller                             Senior Vice President


Nora E. Moushey                          Senior Vice President and Chief
                                         Actuary


Mario J. San Marco                       Vice President


Stephen C. Schatteman                    Vice President


Thomas M. Stapleton                      Vice President

Richard K. Taulbee                       Vice President


James M. Teeters                         Senior Vice President

David E. Theurich                        Vice President

Daniel L. Thomas                         Vice President

James J. Vance                           Vice President and Treasurer


Robert L. Walker                         Senior Vice President and Chief
                                         Financial Officer
Donald J. Wuebbling                      Senior Vice President and General
                                         Counsel

ITEM 26. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western-Southern Financial Group, Inc. ("Financial Group"); Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC; ownership and operation of real estate.

IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

IFS Agency, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by
William F. Ledwin; general insurance agency.

Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Holdings, Inc. ("IFS Holdings"); Ohio corporation; 100% owned by IFS; holding company.

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Holdings; registered transfer agent.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS Holdings; securities broker-dealer

Seasons Congregate Living LLC; Ohio corporation; 100% owned by WSLIC; ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Todd Investment Advisors, Inc.; Kentucky corporation, 100% owned by
Fort Washington Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life
Insurance

Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

CLIC Company I; Delaware corporation; 100% owned by Columbus Life Insurance Company; holding company.

CLIC Company II; Delaware corporation; 100% owned by Columbus Life Insurance Company; holding company.

Eagle Realty Group, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

ServerVault Corp.; Delaware corporation; 50% owned by Waslic Company II; technology services company

WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Race Street Development, LTD; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

ITEM 27. -- NUMBER OF CONTRACT OWNERS

As of March 1, 2002, there were 27 owners of Qualified Contracts and 33 owners of Non-Qualified Contracts offered pursuant to this Registration Statement (Touchstone Advisor Variable Annuity).


ITEM 28. -- INDEMNIFICATION
The Amended Code of Regulations of the Company provides that, to the fullest extent not prohibited by applicable law, the Company shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceedings (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof of any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the Company, or, at the direction or request of the Company, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors of the Company, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

Any director of the Company who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the Company in any matter and who shall be selected by all of the officers and directors of the Company who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Company's articles of incorporation, code of regulations, any agreement, any insurance purchased by the Company, vote of shareholders or otherwise.

The Board of Directors of the Company also may, in its discretion, secure and maintain insurance policies against any liability asserted against and incurred by any of the Company's directors, officers or employees.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 29. -- PRINCIPAL UNDERWRITERS
(a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I and II, VUL and Ten, and National Integrity Separate Accounts I, II and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust and The Legends Fund, Inc., each of which is affiliated with the Depositor. (b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

Name                                            Position/Office with Touchstone
                                                Securities

James N. Clark                                  Director
400 Broadway
Cincinnati, Ohio 45202


Jill T. McGruder                                Director, President and
221 East Fourth Street, Suite 300               Chief Executive Officer

Cincinnati, Ohio 45202

Edward S. Heenan                                Director and Controller
400 Broadway
Cincinnati, Ohio 45202

William F. Ledwin                               Director
400 Broadway
Cincinnati, Ohio 45202

Donald J. Wuebbling                             Director
400 Broadway
Cincinnati, Ohio 45202

Richard K. Taulbee                              Vice President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance                                  Vice President and Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                            Chief Financial Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Don W. Cummings                                 Vice President
515 West Market Street, 8th Floor
Louisville, KY  40202

Robert F. Morand                                Secretary
400 Broadway
Cincinnati, Ohio 45202

Patricia J. Wilson                              Chief Compliance Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Elaine M. Reuss                                 Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

Joseph Vap                                      Assistant Treasurer
515 West Market Street, 8th Floor
Louisville, KY  40202

Mark Murphy                                     Assistant Vice President
515 West Market Street, 8th Floor
Louisville, KY  40202


David L. Anders                                 Assistant Vice President

Laurel S. Durham                                Assistant Vice President

Lisa C. Heffly                                  Assistant Vice President

Patricia L. Tackett                             Assistant Vice President

(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc., during the 12 month period ended December 31, 2001.



Net Underwriting Discounts and                             Compensation on      Brokerage Commissions            Compensation
Commissions                                                    Redemptions


$$199,659                                                            $ -0-                      $ -0-                   $ -0-




ITEM 30. -- LOCATION OF ACCOUNTS AND RECORDS
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 Broadway, Cincinnati, Ohio 45202.

ITEM 31. -- MANAGEMENT SERVICES

Not Applicable.

ITEM 32. -- UNDERTAKINGS Registrant undertakes to:

(a) file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b) include either (1) as part of any
application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request directed to the address or telephone number contained in the Prospectus. Registrant represents that it is relying upon a "no-action" letter issued to the American Council of Life Insurance concerning that conflict between the redeemability requirements of sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by Section 403(b)(11) of the Internal Revenue Code. The Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before a Contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

Registrant represents that it is relying upon Rule 6c-7 promulgated under the Investment Company Act of 1940, as amended, with respect to offering variable annuity contracts toparticipants in the Texas Optional Retirement Program ("Program") and that it has complied with or will comply with the provisions of paragraphs (a)-(d) of Rule 6c-7. Registrant has included appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program. Registrant will (1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants, (2) instruct sales representatives who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants, and (3) obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Western-Southern Life Assurance Company represents that, with respect to the Contracts registered with the Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in this Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Western-Southern Life Assurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, on behalf of itself and the Registrant, certifies that the Registrant meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to Registrant's Registration Statement and has duly caused this Post-Effective Amendment No. 12 to Registrant's Registration Statement under the Securities Act of 1933 (Touchstone Advisor Variable Annuity Contract) and Amendment No. 13 to Registrant's Registration Statement under the Investment Company Act of 1940 to be signed on its behalf, in the City of Cincinnati and State of Ohio on the 26th day of April, 2002.

                                WESTERN-SOUTHERN LIFE ASSURANCE
                                COMPANY SEPARATE ACCOUNT 2

                                By         WESTERN-SOUTHERN LIFE
                                           ASSURANCE COMPANY

                                By         /s/ Edward S. Heenan

                                           Edward S. Heenan,
                                           Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated below.

PRINCIPAL EXECUTIVE OFFICER:

/s/ John F. Barrett                        April 26, 2002

John F. Barrett,
President and
Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

/s/ Robert L. Walker                       April 26, 2002

Robert L. Walker,
Senior Vice President and
Chief Financial Officer

DIRECTORS:

JOHN F. BARRETT                   By       /s/ Edward S. Heenan
DONALD A. BLISS                            Edward S. Heenan,
JAMES N. CLARK                             as attorney-in fact for each Director
JO ANN DAVIDSON
EUGENE P. RUEHLMANN                        April 26, 2002
GEORGE H. WALKER, III
THOMAS L. WILLIAMS
WILLIAM J. WILLIAMS




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EXHIBIT INDEX
EXHIBIT          DESCRIPTION                                               PAGE

8(e)(xviii)      Amendment to Participation Agreement among WSLAC, PIMCO
                 Variable Insurance Trust and PIMCO Funds Distributors LLC

10(a)            Consent of Ernst & Young LLP

99               Powers of Attorney - Directors of the Company